Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.64%
Activision Blizzard, Inc.	918,915	$70,361,322
Alphabet, Inc., Class A(b)	392,250	38,769,990
Alphabet, Inc., Class C(b)	348,513	34,805,993
AT&T, Inc.	3,605,626	73,446,602
Charter Communications, Inc., Class A(b)(c)	181,329	69,686,548
Comcast Corp., Class A(c)	1,956,087	76,972,023
DISH Network Corp., Class A(b)(c)	4,686,202	67,434,447
Electronic Arts, Inc.	551,968	71,027,242
Fox Corp., Class A(c)	1,534,621	52,085,037
Fox Corp., Class B	706,423	22,393,609
Interpublic Group of Cos., Inc. (The)(c)	2,153,944	78,532,798
Live Nation Entertainment, Inc.(b)(c)	959,152	77,202,144
Lumen Technologies, Inc.(c)	12,439,921	65,309,585
Match Group, Inc.(b)	1,579,709	85,493,851
Meta Platforms, Inc., Class A(b)	596,080	88,798,038
Netflix, Inc.(b)	215,141	76,129,794
News Corp., Class A	2,906,023	58,876,026
News Corp., Class B(c)	895,779	18,309,723
Omnicom Group, Inc.(c)	913,012	78,509,902
Paramount Global, Class B(c)	3,619,323	83,823,521
Take-Two Interactive Software, Inc.(b)	676,706	76,623,420
T-Mobile US, Inc.(b)	487,649	72,810,872
Verizon Communications, Inc.	1,846,996	76,779,624
Walt Disney Co. (The)(b)	737,436	80,004,432
Warner Bros Discovery, Inc.(b)(c)	6,227,410	92,290,216
		1,686,476,759
Consumer Discretionary-11.61%
Advance Auto Parts, Inc.	472,135	71,896,718
Amazon.com, Inc.(b)	775,136	79,939,776
Aptiv PLC(b)	738,194	83,482,359
AutoZone, Inc.(b)	28,084	68,492,663
Bath & Body Works, Inc.(c)	1,627,144	74,864,895
Best Buy Co., Inc.(c)	841,352	74,644,749
Booking Holdings, Inc.(b)	34,045	82,868,934
BorgWarner, Inc.	1,701,034	80,424,888
Caesars Entertainment, Inc.(b)	1,395,003	72,623,856
CarMax, Inc.(b)(c)	1,048,066	73,836,250
Carnival Corp.(b)(c)	7,788,228	84,268,627
Chipotle Mexican Grill, Inc.(b)(c)	45,219	74,447,657
D.R. Horton, Inc.	806,989	79,641,744
Darden Restaurants, Inc.	484,400	71,676,668
Dollar General Corp.	283,816	66,299,418
Dollar Tree, Inc.(b)	483,918	72,674,805
Domino’s Pizza, Inc.	190,050	67,087,650
eBay, Inc.	1,577,625	78,092,438
Etsy, Inc.(b)(c)	543,323	74,750,378
Expedia Group, Inc.(b)	732,026	83,670,572
Ford Motor Co.	5,223,131	70,564,500
Garmin Ltd.	726,682	71,854,316
General Motors Co.	1,798,290	70,708,763
Genuine Parts Co.	377,937	63,425,387
Hasbro, Inc.	1,160,927	68,692,051
Hilton Worldwide Holdings, Inc.	501,006	72,690,961
Home Depot, Inc. (The)	214,839	69,644,359
Las Vegas Sands Corp.(b)(c)	1,460,111	86,146,549
Lennar Corp., Class A	780,943	79,968,563
LKQ Corp.	1,293,291	76,252,437
Lowe’s Cos., Inc.	342,176	71,258,152
Marriott International, Inc., Class A	427,326	74,431,643
McDonald’s Corp.	253,483	67,781,354
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International(c)	1,893,787	$78,421,720
Mohawk Industries, Inc.(b)	694,600	83,393,676
Newell Brands, Inc.(c)	5,139,332	82,023,739
NIKE, Inc., Class B	630,833	80,323,966
Norwegian Cruise Line Holdings Ltd.(b)(c)	4,484,571	68,210,325
NVR, Inc.(b)(c)	14,703	77,484,810
O’Reilly Automotive, Inc.(b)	83,311	66,011,471
Pool Corp.(c)	208,285	80,316,779
PulteGroup, Inc.(c)	1,573,220	89,500,486
Ralph Lauren Corp.(c)	640,588	79,336,824
Ross Stores, Inc.	599,180	70,817,084
Royal Caribbean Cruises Ltd.(b)(c)	1,228,659	79,789,115
Starbucks Corp.	678,445	74,045,487
Tapestry, Inc.(c)	1,898,139	86,498,194
Target Corp.	452,196	77,841,019
Tesla, Inc.(b)(c)	384,431	66,591,138
TJX Cos., Inc. (The)	882,083	72,207,314
Tractor Supply Co.	316,300	72,113,237
Ulta Beauty, Inc.(b)	146,383	75,235,007
VF Corp.(c)	2,441,270	75,532,894
Whirlpool Corp.(c)	480,332	74,734,856
Wynn Resorts Ltd.(b)	812,802	84,238,799
Yum! Brands, Inc.	541,215	70,633,970
		4,224,405,990
Consumer Staples-6.12%
Altria Group, Inc.	1,473,299	66,357,387
Archer-Daniels-Midland Co.	748,980	62,052,993
Brown-Forman Corp., Class B	1,013,259	67,462,784
Campbell Soup Co.(c)	1,237,179	64,246,705
Church & Dwight Co., Inc.	860,282	69,562,403
Clorox Co. (The)(c)	464,182	67,162,494
Coca-Cola Co. (The)	1,094,201	67,096,405
Colgate-Palmolive Co.	885,128	65,968,590
Conagra Brands, Inc.	1,811,064	67,353,470
Constellation Brands, Inc., Class A	284,545	65,877,858
Costco Wholesale Corp.	142,572	72,874,252
Estee Lauder Cos., Inc. (The), Class A	287,336	79,615,059
General Mills, Inc.	805,165	63,092,729
Hershey Co. (The)	290,617	65,272,578
Hormel Foods Corp.(c)	1,463,969	66,332,435
JM Smucker Co. (The)	445,468	68,067,510
Kellogg Co.	951,903	65,281,508
Keurig Dr Pepper, Inc.	1,815,185	64,039,727
Kimberly-Clark Corp.	505,345	65,699,903
Kraft Heinz Co. (The)(c)	1,723,663	69,860,061
Kroger Co. (The)	1,481,568	66,122,380
Lamb Weston Holdings, Inc.	807,337	80,644,893
McCormick & Co., Inc.(c)	807,533	60,661,879
Molson Coors Beverage Co., Class B(c)	1,312,477	69,010,041
Mondelez International, Inc., Class A	1,026,705	67,187,575
Monster Beverage Corp.(b)(c)	688,405	71,649,192
PepsiCo, Inc.	376,275	64,350,551
Philip Morris International, Inc.	674,173	70,275,794
Procter & Gamble Co. (The)	456,103	64,939,945
Sysco Corp.	837,230	64,851,836
Tyson Foods, Inc., Class A	1,079,786	70,995,930
Walgreens Boots Alliance, Inc.	1,702,648	62,759,605
Walmart, Inc.	473,973	68,190,496
		2,224,916,968
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Energy-4.77%
APA Corp.	1,644,900	$72,918,417
Baker Hughes Co., Class A	2,547,531	80,858,634
Chevron Corp.(c)	411,090	71,537,882
ConocoPhillips	627,723	76,500,602
Coterra Energy, Inc.(c)	2,811,769	70,378,578
Devon Energy Corp.(c)	1,158,478	73,262,149
Diamondback Energy, Inc.	532,780	77,849,814
EOG Resources, Inc.	568,079	75,128,448
EQT Corp.(c)	1,929,405	63,033,661
Exxon Mobil Corp.	665,115	77,159,991
Halliburton Co.	2,092,112	86,236,857
Hess Corp.(c)	533,842	80,161,715
Kinder Morgan, Inc.	3,945,364	72,200,161
Marathon Oil Corp.	2,630,725	72,266,016
Marathon Petroleum Corp.	644,497	82,830,754
Occidental Petroleum Corp.(c)	1,099,792	71,255,524
ONEOK, Inc.	1,086,763	74,421,530
Phillips 66	704,583	70,648,537
Pioneer Natural Resources Co.	322,409	74,266,913
Schlumberger Ltd.	1,470,402	83,783,506
Targa Resources Corp.	1,006,691	75,521,959
Valero Energy Corp.	602,346	84,346,510
Williams Cos., Inc. (The)	2,112,167	68,096,264
		1,734,664,422
Financials-13.63%
Aflac, Inc.	983,933	72,319,075
Allstate Corp. (The)(c)	536,993	68,987,491
American Express Co.	447,632	78,304,266
American International Group, Inc.	1,101,310	69,624,818
Ameriprise Financial, Inc.	214,480	75,093,738
Aon PLC, Class A	225,646	71,908,867
Arch Capital Group Ltd.(b)(c)	1,146,723	73,791,625
Arthur J. Gallagher & Co.(c)	358,885	70,240,972
Assurant, Inc.(c)	528,042	70,013,089
Bank of America Corp.	2,126,285	75,440,592
Bank of New York Mellon Corp. (The)	1,544,744	78,117,704
Berkshire Hathaway, Inc., Class B(b)	225,117	70,128,448
BlackRock, Inc.	97,663	74,146,726
Brown & Brown, Inc.	1,197,260	70,111,546
Capital One Financial Corp.	732,017	87,110,023
Cboe Global Markets, Inc.	553,330	67,993,190
Charles Schwab Corp. (The)	865,352	66,995,552
Chubb Ltd.	317,663	72,265,156
Cincinnati Financial Corp.(c)	649,866	73,532,338
Citigroup, Inc.	1,539,738	80,405,118
Citizens Financial Group, Inc.	1,728,645	74,884,901
CME Group, Inc., Class A	384,885	67,993,784
Comerica, Inc.	1,044,408	76,565,550
Discover Financial Services	668,459	78,029,219
Everest Re Group Ltd.	207,355	72,509,970
FactSet Research Systems, Inc.	153,299	64,836,279
Fifth Third Bancorp	2,100,659	76,232,915
First Republic Bank	588,912	82,965,923
Franklin Resources, Inc.(c)	2,597,556	81,043,747
Globe Life, Inc.(c)	591,140	71,439,269
Goldman Sachs Group, Inc. (The)	192,517	70,424,644
Hartford Financial Services Group, Inc. (The)	925,760	71,848,234
Huntington Bancshares, Inc.	4,730,868	71,767,268
Intercontinental Exchange, Inc.(c)	666,412	71,672,611
Invesco Ltd.(d)	3,764,452	69,680,007
JPMorgan Chase & Co.	522,458	73,123,222
	Shares	Value
Financials-(continued)
KeyCorp	3,951,881	$75,836,596
Lincoln National Corp.	2,174,617	77,046,680
Loews Corp.	1,218,977	74,942,706
M&T Bank Corp.	454,774	70,944,744
MarketAxess Holdings, Inc.	245,687	89,393,215
Marsh & McLennan Cos., Inc.	402,635	70,424,888
MetLife, Inc.	953,799	69,646,403
Moody’s Corp.(c)	239,077	77,162,102
Morgan Stanley	773,480	75,282,808
MSCI, Inc.	139,927	74,379,596
Nasdaq, Inc.(c)	1,093,128	65,795,374
Northern Trust Corp.(c)	783,819	76,006,928
PNC Financial Services Group, Inc. (The)	447,130	73,968,716
Principal Financial Group, Inc.(c)	782,027	72,376,599
Progressive Corp. (The)	533,734	72,774,631
Prudential Financial, Inc.	681,348	71,500,659
Raymond James Financial, Inc.(c)	608,629	68,635,092
Regions Financial Corp.(c)	3,125,820	73,581,803
S&P Global, Inc.(c)	198,985	74,607,436
Signature Bank	582,481	75,110,925
State Street Corp.	873,785	79,802,784
SVB Financial Group(b)	313,483	94,809,798
Synchrony Financial	1,960,877	72,023,012
T. Rowe Price Group, Inc.(c)	574,508	66,912,947
Travelers Cos., Inc. (The)	372,541	71,200,036
Truist Financial Corp.	1,641,087	81,053,287
U.S. Bancorp	1,597,206	79,540,859
W.R. Berkley Corp.	935,786	65,636,030
Wells Fargo & Co.	1,620,168	75,937,274
Willis Towers Watson PLC	281,767	71,622,354
Zions Bancorporation N.A.	1,454,710	77,332,384
		4,956,836,543
Health Care-12.44%
Abbott Laboratories	640,588	70,817,003
AbbVie, Inc.	422,552	62,432,058
Agilent Technologies, Inc.	450,296	68,481,016
Align Technology, Inc.(b)	365,533	98,595,216
AmerisourceBergen Corp.	417,543	70,548,065
Amgen, Inc.	247,673	62,512,665
Baxter International, Inc.	1,314,399	60,054,890
Becton, Dickinson and Co.	278,419	70,222,840
Biogen, Inc.(b)	241,166	70,155,189
Bio-Rad Laboratories, Inc., Class A(b)	165,539	77,382,861
Bio-Techne Corp.	853,129	67,960,256
Boston Scientific Corp.(b)	1,488,944	68,863,660
Bristol-Myers Squibb Co.	876,445	63,673,729
Cardinal Health, Inc.	887,646	68,570,654
Catalent, Inc.(b)	1,545,782	82,776,626
Centene Corp.(b)	797,847	60,827,855
Charles River Laboratories International, Inc.(b)(c)	327,870	79,754,377
Cigna Corp.	207,618	65,746,392
Cooper Cos., Inc. (The)	222,911	77,780,335
CVS Health Corp.	676,972	59,722,470
Danaher Corp.	255,916	67,659,072
DaVita, Inc.(b)(c)	926,368	76,323,460
DENTSPLY SIRONA, Inc.(c)	2,282,564	84,066,832
DexCom, Inc.(b)	591,432	63,336,453
Edwards Lifesciences Corp.(b)	930,328	71,356,158
Elevance Health, Inc.	131,190	65,593,688
Eli Lilly and Co.	190,740	65,643,171

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.(b)(c)	1,095,680	$76,171,674
Gilead Sciences, Inc.	782,879	65,714,863
HCA Healthcare, Inc.	290,643	74,134,310
Henry Schein, Inc.(b)	850,490	73,269,713
Hologic, Inc.(b)(c)	930,449	75,710,635
Humana, Inc.(c)	129,185	66,103,965
IDEXX Laboratories, Inc.(b)	163,827	78,718,873
Illumina, Inc.(b)(c)	334,822	71,718,872
Incyte Corp.(b)	836,157	71,190,407
Intuitive Surgical, Inc.(b)	254,774	62,595,424
IQVIA Holdings, Inc.(b)	330,341	75,783,529
Johnson & Johnson	392,775	64,187,291
Laboratory Corp. of America Holdings	295,495	74,500,199
McKesson Corp.	185,608	70,286,037
Medtronic PLC	876,378	73,344,075
Merck & Co., Inc.	634,686	68,171,623
Mettler-Toledo International, Inc.(b)	47,320	72,537,774
Moderna, Inc.(b)(c)	389,313	68,542,447
Molina Healthcare, Inc.(b)	202,163	63,040,488
Organon & Co.(c)	2,553,844	76,947,320
PerkinElmer, Inc.	495,067	68,086,565
Pfizer, Inc.	1,331,464	58,797,450
Quest Diagnostics, Inc.(c)	463,791	68,863,688
Regeneron Pharmaceuticals, Inc.(b)	91,946	69,738,283
ResMed, Inc.	314,371	71,792,905
STERIS PLC(c)	358,652	74,065,225
Stryker Corp.(c)	281,657	71,487,363
Teleflex, Inc.(c)	278,700	67,841,154
Thermo Fisher Scientific, Inc.	123,202	70,265,797
UnitedHealth Group, Inc.	127,840	63,816,450
Universal Health Services, Inc., Class B	541,074	80,192,578
Vertex Pharmaceuticals, Inc.(b)	221,099	71,437,087
Viatris, Inc.	6,408,088	77,922,350
Waters Corp.(b)	205,013	67,363,172
West Pharmaceutical Services, Inc.	288,003	76,493,597
Zimmer Biomet Holdings, Inc.	553,287	70,455,567
Zoetis, Inc.	449,058	74,314,608
		4,526,460,349
Industrials-13.94%
3M Co.	547,547	63,011,709
A.O. Smith Corp.	1,184,518	80,191,868
Alaska Air Group, Inc.(b)(c)	1,550,612	79,608,420
Allegion PLC	632,694	74,373,180
American Airlines Group, Inc.(b)(c)	5,105,348	82,400,317
AMETEK, Inc.(c)	495,204	71,764,964
Boeing Co. (The)(b)	384,678	81,936,414
C.H. Robinson Worldwide, Inc.(c)	722,212	72,343,976
Carrier Global Corp.(c)	1,600,410	72,866,667
Caterpillar, Inc.	303,227	76,501,140
Cintas Corp.	152,038	67,465,342
Copart, Inc.(b)(c)	1,079,136	71,881,249
CoStar Group, Inc.(b)(c)	853,433	66,482,431
CSX Corp.	2,190,558	67,732,053
Cummins, Inc.	290,028	72,373,587
Deere & Co.	158,707	67,107,668
Delta Air Lines, Inc.(b)	2,043,425	79,897,917
Dover Corp.	501,496	76,142,138
Eaton Corp. PLC	436,311	70,774,007
Emerson Electric Co.	733,649	66,189,813
Equifax, Inc.(c)	349,088	77,567,354
Expeditors International of Washington, Inc.(c)	638,312	69,033,443
	Shares	Value
Industrials-(continued)
Fastenal Co.	1,350,514	$68,268,483
FedEx Corp.	399,791	77,503,483
Fortive Corp.(c)	1,047,760	71,279,113
Generac Holdings, Inc.(b)(c)	745,335	89,887,401
General Dynamics Corp.	279,024	65,029,333
General Electric Co.(c)	1,088,148	87,574,151
Honeywell International, Inc.	325,703	67,902,561
Howmet Aerospace, Inc.	1,811,978	73,729,385
Huntington Ingalls Industries, Inc.	295,792	65,233,968
IDEX Corp.	293,522	70,351,353
Illinois Tool Works, Inc.(c)	314,272	74,180,763
Ingersoll Rand, Inc.	1,292,825	72,398,200
J.B. Hunt Transport Services, Inc.	388,037	73,358,395
Jacobs Solutions, Inc.	567,562	70,122,285
Johnson Controls International PLC	1,046,996	72,839,512
L3Harris Technologies, Inc.	320,317	68,810,498
Leidos Holdings, Inc.	644,382	63,690,717
Lockheed Martin Corp.	142,414	65,974,710
Masco Corp.(c)	1,395,546	74,243,047
Nordson Corp.	296,297	72,089,060
Norfolk Southern Corp.	282,298	69,391,671
Northrop Grumman Corp.	130,191	58,330,776
Old Dominion Freight Line, Inc.(c)	235,735	78,556,331
Otis Worldwide Corp.	877,771	72,179,109
PACCAR, Inc.	681,958	74,544,829
Parker-Hannifin Corp.	237,913	77,559,638
Pentair PLC	1,527,662	84,601,921
Quanta Services, Inc.	466,071	70,931,345
Raytheon Technologies Corp.(c)	702,789	70,173,482
Republic Services, Inc.	506,737	63,250,912
Robert Half International, Inc.(c)	945,833	79,412,139
Rockwell Automation, Inc.(c)	265,822	74,969,779
Rollins, Inc.	1,787,988	65,082,763
Snap-on, Inc.(c)	295,197	73,424,350
Southwest Airlines Co.	1,811,521	64,798,106
Stanley Black & Decker, Inc.(c)	871,596	77,842,239
Textron, Inc.	959,922	69,930,318
Trane Technologies PLC	393,845	70,545,516
TransDigm Group, Inc.	113,309	81,327,535
Union Pacific Corp.	326,116	66,589,626
United Airlines Holdings, Inc.(b)(c)	1,599,697	78,321,165
United Parcel Service, Inc., Class B	388,727	72,003,902
United Rentals, Inc.(b)	195,767	86,323,459
Verisk Analytics, Inc.	377,440	68,614,818
W.W. Grainger, Inc.	117,176	69,072,908
Wabtec Corp.	686,104	71,224,456
Waste Management, Inc.(c)	412,422	63,814,056
Xylem, Inc.(c)	619,069	64,389,367
		5,069,318,591
Information Technology-15.24%
Accenture PLC, Class A	238,727	66,616,769
Adobe, Inc.(b)	208,508	77,218,853
Advanced Micro Devices, Inc.(b)	1,003,763	75,432,789
Akamai Technologies, Inc.(b)	775,922	69,018,262
Amphenol Corp., Class A	877,235	69,977,036
Analog Devices, Inc.	408,081	69,973,649
ANSYS, Inc.(b)	284,354	75,740,531
Apple, Inc.	485,900	70,110,511
Applied Materials, Inc.	641,561	71,527,636
Arista Networks, Inc.(b)	540,235	68,080,415
Autodesk, Inc.(b)	354,492	76,272,499
Automatic Data Processing, Inc.	268,559	60,643,308

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Broadcom, Inc.	126,555	$74,035,941
Broadridge Financial Solutions, Inc.(c)	485,956	73,068,344
Cadence Design Systems, Inc.(b)	421,042	76,979,109
CDW Corp.	372,913	73,102,135
Ceridian HCM Holding, Inc.(b)(c)	1,064,137	76,915,822
Cisco Systems, Inc.	1,420,283	69,125,174
Cognizant Technology Solutions Corp., Class A	1,183,873	79,023,523
Corning, Inc.	2,091,813	72,397,648
DXC Technology Co.(b)	2,624,317	75,396,627
Enphase Energy, Inc.(b)	215,439	47,693,886
EPAM Systems, Inc.(b)(c)	200,586	66,724,933
F5, Inc.(b)(c)	462,079	68,230,585
Fidelity National Information Services, Inc.	979,769	73,521,866
First Solar, Inc.(b)	457,546	81,260,170
Fiserv, Inc.(b)(c)	684,470	73,019,260
FleetCor Technologies, Inc.(b)	375,587	78,426,321
Fortinet, Inc.(b)(c)	1,320,444	69,112,039
Gartner, Inc.(b)	200,904	67,933,679
Gen Digital, Inc.	3,036,897	69,879,000
Global Payments, Inc.	705,836	79,561,834
Hewlett Packard Enterprise Co.	4,262,672	68,756,899
HP, Inc.(c)	2,440,440	71,114,422
Intel Corp.	2,437,954	68,896,580
International Business Machines Corp.	468,596	63,133,939
Intuit, Inc.	172,624	72,962,986
Jack Henry & Associates, Inc.	379,373	68,321,284
Juniper Networks, Inc.	2,126,285	68,679,006
Keysight Technologies, Inc.(b)(c)	381,024	68,336,654
KLA Corp.	175,348	68,820,583
Lam Research Corp.	153,133	76,581,813
Mastercard, Inc., Class A	197,826	73,314,316
Microchip Technology, Inc.(c)	907,363	70,429,516
Micron Technology, Inc.	1,259,363	75,939,589
Microsoft Corp.	280,788	69,582,074
Monolithic Power Systems, Inc.(c)	178,575	76,172,952
Motorola Solutions, Inc.	259,396	66,667,366
NetApp, Inc.	1,071,086	70,938,026
NVIDIA Corp.(c)	405,019	79,128,562
NXP Semiconductors N.V. (China)	405,683	74,771,434
ON Semiconductor Corp.(b)(c)	976,305	71,709,602
Oracle Corp.(c)	864,894	76,508,523
Paychex, Inc.	575,984	66,733,506
Paycom Software, Inc.(b)	219,823	71,209,463
PayPal Holdings, Inc.(b)(c)	938,874	76,508,842
PTC, Inc.(b)	568,325	76,655,676
Qorvo, Inc.(b)	707,617	76,889,663
QUALCOMM, Inc.	578,119	77,011,232
Roper Technologies, Inc.	159,933	68,251,408
salesforce.com, inc.(b)	526,832	88,491,971
Seagate Technology Holdings PLC(c)	1,271,463	86,179,762
ServiceNow, Inc.(b)	175,252	79,762,443
Skyworks Solutions, Inc.	730,482	80,111,961
SolarEdge Technologies, Inc.(b)	219,419	70,023,185
Synopsys, Inc.(b)	211,506	74,820,247
TE Connectivity Ltd.	565,908	71,955,202
Teledyne Technologies, Inc.(b)(c)	170,210	72,213,295
Teradyne, Inc.(c)	744,858	75,752,059
Texas Instruments, Inc.	396,702	70,299,561
Trimble, Inc.(b)	1,197,260	69,512,916
Tyler Technologies, Inc.(b)	213,181	68,808,431
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	348,716	$76,037,524
Visa, Inc., Class A(c)	330,083	75,988,407
Western Digital Corp.(b)	1,934,678	85,029,098
Zebra Technologies Corp., Class A(b)(c)	274,308	86,730,703
		5,541,762,835
Materials-5.86%
Air Products and Chemicals, Inc.	219,613	70,388,163
Albemarle Corp.	272,526	76,702,443
Amcor PLC	5,564,877	67,112,417
Avery Dennison Corp.	388,520	73,601,229
Ball Corp.(c)	1,285,648	74,876,140
Celanese Corp.	674,570	83,107,024
CF Industries Holdings, Inc.	697,366	59,066,900
Corteva, Inc.	1,093,261	70,460,671
Dow, Inc.	1,375,554	81,639,130
DuPont de Nemours, Inc.(c)	999,571	73,918,275
Eastman Chemical Co.	808,533	71,288,355
Ecolab, Inc.	457,762	70,875,290
FMC Corp.	544,064	72,431,240
Freeport-McMoRan, Inc.	1,789,927	79,866,543
International Flavors & Fragrances, Inc.(c)	642,020	72,201,569
International Paper Co.	1,908,359	79,807,573
Linde PLC (United Kingdom)	207,564	68,691,230
LyondellBasell Industries N.V., Class A	847,763	81,970,204
Martin Marietta Materials, Inc.	192,815	69,343,987
Mosaic Co. (The)	1,470,279	72,837,622
Newmont Corp.(c)	1,488,615	78,792,392
Nucor Corp.(c)	468,535	79,191,786
Packaging Corp. of America(c)	511,114	72,935,968
PPG Industries, Inc.	527,847	68,799,578
Sealed Air Corp.	1,356,075	74,258,667
Sherwin-Williams Co. (The)	272,903	64,566,121
Steel Dynamics, Inc.	657,471	79,317,301
Vulcan Materials Co.	377,559	69,217,891
WestRock Co.	1,918,560	75,284,294
		2,132,550,003
Real Estate-6.03%
Alexandria Real Estate Equities, Inc.(c)	462,579	74,354,948
American Tower Corp.	322,645	72,075,667
AvalonBay Communities, Inc.	406,004	72,041,350
Boston Properties, Inc.	1,033,357	77,026,431
Camden Property Trust	593,680	73,147,313
CBRE Group, Inc., Class A(b)	910,852	77,886,954
Crown Castle, Inc.	492,793	72,987,571
Digital Realty Trust, Inc.(c)	643,746	73,786,167
Equinix, Inc.	101,990	75,281,879
Equity Residential	1,097,606	69,862,622
Essex Property Trust, Inc.	321,304	72,637,195
Extra Space Storage, Inc.	440,981	69,600,031
Federal Realty Investment Trust	639,789	71,355,667
Healthpeak Properties, Inc.	2,715,286	74,616,059
Host Hotels & Resorts, Inc.(c)	3,891,103	73,347,292
Invitation Homes, Inc.	2,179,238	70,825,235
Iron Mountain, Inc.(c)	1,267,823	69,197,779
Kimco Realty Corp.(c)	3,179,161	71,403,956
Mid-America Apartment Communities, Inc.	426,109	71,040,892
Prologis, Inc.	592,114	76,548,498
Public Storage	231,658	70,502,796
Realty Income Corp.	1,068,536	72,478,797

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	1,047,607	$69,802,054
SBA Communications Corp., Class A(c)	238,902	71,080,512
Simon Property Group, Inc.(c)	590,024	75,794,483
UDR, Inc.	1,725,735	73,499,054
Ventas, Inc.(c)	1,520,279	78,765,655
VICI Properties, Inc.	2,029,216	69,358,603
Welltower, Inc.	1,032,465	77,476,174
Weyerhaeuser Co.	2,186,553	75,283,020
		2,193,064,654
Utilities-5.66%
AES Corp. (The)	2,414,020	66,168,288
Alliant Energy Corp.	1,244,685	67,250,331
Ameren Corp.(c)	780,017	67,760,077
American Electric Power Co., Inc.	713,029	66,996,205
American Water Works Co., Inc.	442,102	69,184,542
Atmos Energy Corp.(c)	586,872	68,980,935
CenterPoint Energy, Inc.	2,260,438	68,084,393
CMS Energy Corp.(c)	1,110,058	70,144,565
Consolidated Edison, Inc.	713,383	67,992,534
Constellation Energy Corp.	767,260	65,493,314
Dominion Energy, Inc.	1,184,875	75,405,445
DTE Energy Co.	587,900	68,413,923
Duke Energy Corp.	686,366	70,318,197
Edison International	1,046,691	72,117,010
Entergy Corp.	589,443	63,824,888
Evergy, Inc.	1,103,342	69,124,376
Eversource Energy	818,864	67,417,073
Exelon Corp.	1,668,068	70,375,789
FirstEnergy Corp.	1,659,350	67,950,382
NextEra Energy, Inc.	814,588	60,792,702
NiSource, Inc.	2,513,449	69,748,210
NRG Energy, Inc.	2,132,602	72,977,640
PG&E Corp.(b)(c)	4,430,009	70,437,143
Pinnacle West Capital Corp.	888,195	66,214,937
PPL Corp.(c)	2,377,686	70,379,506
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	1,155,627	$71,567,980
Sempra Energy	427,351	68,517,186
Southern Co. (The)	1,007,002	68,153,895
WEC Energy Group, Inc.	719,100	67,588,209
Xcel Energy, Inc.	985,555	67,776,617
		2,057,156,292
Total Common Stocks & Other Equity Interests (Cost $34,927,505,435)		36,347,613,406
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $1,740,553)	1,740,553	1,740,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $34,929,245,988)		36,349,353,959
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.19%
Invesco Private Government Fund, 4.36%(d)(e)(f)	528,535,203	528,535,203
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,359,152,789	1,359,560,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,888,042,184)		1,888,095,721
TOTAL INVESTMENTS IN SECURITIES-105.14% (Cost $36,817,288,172)		38,237,449,680
OTHER ASSETS LESS LIABILITIES-(5.14)%		(1,868,803,194)
NET ASSETS-100.00%		$36,368,646,486

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$59,558,699	$23,835,584	$(15,277,054)	$2,286,360	$(723,582)	$69,680,007	$1,966,931
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	17,804,249	578,783,039	(594,846,735)	-	-	1,740,553	179,001
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$367,592,691	$3,799,395,205	$(3,638,452,693)	$-	$-	$528,535,203	$9,471,747*
Invesco Private Prime Fund	845,183,990	7,357,116,412	(6,843,072,253)	(76,700)	409,069	1,359,560,518	26,364,146*
Total	$1,290,139,629	$11,759,130,240	$(11,091,648,735)	$2,209,660	$(314,513)	$1,959,516,281	$37,981,825

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Diversified Telecommunication Services-12.82%
AT&T, Inc.	105,364	$2,146,265
Lumen Technologies, Inc.(b)	366,381	1,923,500
Verizon Communications, Inc.	53,784	2,235,801
		6,305,566
Entertainment-32.23%
Activision Blizzard, Inc.	26,759	2,048,937
Electronic Arts, Inc.	16,127	2,075,222
Live Nation Entertainment, Inc.(c)	28,027	2,255,893
Netflix, Inc.(c)	6,286	2,224,364
Take-Two Interactive Software, Inc.(c)	19,707	2,231,424
Walt Disney Co. (The)(c)	21,541	2,336,983
Warner Bros Discovery, Inc.(c)	181,374	2,687,963
		15,860,786
Interactive Media & Services-14.70%
Alphabet, Inc., Class A(c)	11,472	1,133,893
Alphabet, Inc., Class C(c)	10,166	1,015,278
Match Group, Inc.(c)	46,156	2,497,963
Meta Platforms, Inc., Class A(c)	17,352	2,584,927
		7,232,061
Media-35.95%
Charter Communications, Inc., Class A(c)	5,286	2,031,463
Comcast Corp., Class A	56,949	2,240,943
DISH Network Corp., Class A(c)	136,461	1,963,674
Fox Corp., Class A	44,840	1,521,870
Fox Corp., Class B	20,637	654,193
Interpublic Group of Cos., Inc. (The)	62,720	2,286,771
	Shares	Value
Media-(continued)
News Corp., Class A	84,920	$1,720,479
News Corp., Class B	26,150	534,506
Omnicom Group, Inc.	26,586	2,286,130
Paramount Global, Class B(b)	105,752	2,449,216
		17,689,245
Wireless Telecommunication Services-4.31%
T-Mobile US, Inc.(c)	14,208	2,121,396
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $56,053,984)		49,209,054
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.59%
Invesco Private Government Fund, 4.36%(d)(e)(f)	908,643	908,643
Invesco Private Prime Fund, 4.59%(d)(e)(f)	2,336,450	2,337,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,245,774)		3,245,794
TOTAL INVESTMENTS IN SECURITIES-106.60% (Cost $59,299,758)		52,454,848
OTHER ASSETS LESS LIABILITIES-(6.60)%		(3,249,548)
NET ASSETS-100.00%		$49,205,300
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,380,918	$(2,380,918)	$-	$-	$-	$583
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,132	9,098,477	(9,099,966)	-	-	908,643	15,316*
Invesco Private Prime Fund	2,122,766	17,738,660	(17,524,979)	(115)	819	2,337,151	41,316*
Total	$3,032,898	$29,218,055	$(29,005,863)	$(115)	$819	$3,245,794	$57,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Auto Components-3.89%
Aptiv PLC(b)	108,916	$12,317,311
BorgWarner, Inc.	250,933	11,864,112
		24,181,423
Automobiles-4.93%
Ford Motor Co.	770,687	10,411,981
General Motors Co.	265,308	10,431,911
Tesla, Inc.(b)	56,801	9,839,069
		30,682,961
Distributors-5.21%
Genuine Parts Co.	55,698	9,347,238
LKQ Corp.	190,885	11,254,580
Pool Corp.(c)	30,710	11,842,083
		32,443,901
Hotels, Restaurants & Leisure-30.60%
Booking Holdings, Inc.(b)	5,048	12,287,337
Caesars Entertainment, Inc.(b)	205,870	10,717,592
Carnival Corp.(b)(c)	1,145,451	12,393,780
Chipotle Mexican Grill, Inc.(b)	6,645	10,940,195
Darden Restaurants, Inc.	71,283	10,547,746
Domino’s Pizza, Inc.(c)	28,018	9,890,354
Expedia Group, Inc.(b)	107,958	12,339,599
Hilton Worldwide Holdings, Inc.	73,885	10,719,975
Las Vegas Sands Corp.(b)	214,762	12,670,958
Marriott International, Inc., Class A	63,039	10,980,133
McDonald’s Corp.	37,342	9,985,251
MGM Resorts International	279,382	11,569,209
Norwegian Cruise Line Holdings Ltd.(b)(c)	661,771	10,065,537
Royal Caribbean Cruises Ltd.(b)(c)	180,710	11,735,307
Starbucks Corp.	99,851	10,897,738
Wynn Resorts Ltd.(b)	119,552	12,390,369
Yum! Brands, Inc.	79,543	10,381,157
		190,512,237
Household Durables-15.13%
D.R. Horton, Inc.	119,059	11,749,933
Garmin Ltd.	106,923	10,572,546
Lennar Corp., Class A	114,855	11,761,152
Mohawk Industries, Inc.(b)	102,160	12,265,330
Newell Brands, Inc.(c)	755,662	12,060,365
NVR, Inc.(b)	2,211	11,651,970
PulteGroup, Inc.	231,315	13,159,510
Whirlpool Corp.(c)	70,640	10,990,878
		94,211,684
Internet & Direct Marketing Retail-5.51%
Amazon.com, Inc.(b)	113,992	11,755,995
eBay, Inc.	232,693	11,518,303
Etsy, Inc.(b)(c)	80,167	11,029,376
		34,303,674
	Shares	Value
Leisure Products-1.62%
Hasbro, Inc.	170,767	$10,104,283
Multiline Retail-5.13%
Dollar General Corp.	41,746	9,751,866
Dollar Tree, Inc.(b)	71,385	10,720,599
Target Corp.	66,727	11,486,386
		31,958,851
Specialty Retail-20.39%
Advance Auto Parts, Inc.	69,625	10,602,495
AutoZone, Inc.(b)	4,149	10,118,789
Bath & Body Works, Inc.	240,089	11,046,495
Best Buy Co., Inc.	124,178	11,017,072
CarMax, Inc.(b)(c)	154,580	10,890,161
Home Depot, Inc. (The)	31,713	10,280,403
Lowe’s Cos., Inc.	50,366	10,488,720
O’Reilly Automotive, Inc.(b)	12,260	9,714,211
Ross Stores, Inc.	88,423	10,450,714
TJX Cos., Inc. (The)	130,159	10,654,816
Tractor Supply Co.	46,569	10,617,266
Ulta Beauty, Inc.(b)	21,525	11,062,989
		126,944,131
Textiles, Apparel & Luxury Goods-7.61%
NIKE, Inc., Class B	92,848	11,822,336
Ralph Lauren Corp.(c)	94,467	11,699,738
Tapestry, Inc.	279,249	12,725,377
VF Corp.	360,247	11,146,042
		47,393,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $642,117,755)		622,736,638
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.33%
Invesco Private Government Fund, 4.36%(d)(e)(f)	19,750,551	19,750,551
Invesco Private Prime Fund, 4.59%(d)(e)(f)	50,781,705	50,796,939
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,546,469)		70,547,490
TOTAL INVESTMENTS IN SECURITIES-111.35% (Cost $712,664,224)		693,284,128
OTHER ASSETS LESS LIABILITIES-(11.35)%		(70,663,357)
NET ASSETS-100.00%		$622,620,771
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,596,055	$(8,596,055)	$-	$-	$-	$4,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,585,005	149,548,717	(147,383,171)	-	-	19,750,551	292,436*
Invesco Private Prime Fund	38,490,048	329,960,122	(317,668,858)	(1,957)	17,584	50,796,939	810,356*
Total	$56,075,053	$488,104,894	$(473,648,084)	$(1,957)	$17,584	$70,547,490	$1,107,202

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Beverages-21.07%
Brown-Forman Corp., Class B	338,047	$22,507,169
Coca-Cola Co. (The)	363,657	22,299,447
Constellation Brands, Inc., Class A	94,881	21,966,849
Keurig Dr Pepper, Inc.	605,287	21,354,525
Molson Coors Beverage Co., Class B(b)	437,699	23,014,214
Monster Beverage Corp.(b)(c)	229,525	23,888,962
PepsiCo, Inc.	125,402	21,446,250
		156,477,416
Food & Staples Retailing-15.04%
Costco Wholesale Corp.	47,557	24,308,285
Kroger Co. (The)	494,114	22,052,308
Sysco Corp.	279,198	21,626,677
Walgreens Boots Alliance, Inc.	567,935	20,934,084
Walmart, Inc.	158,029	22,735,632
		111,656,986
Food Products-39.10%
Archer-Daniels-Midland Co.	249,952	20,708,523
Campbell Soup Co.(b)	412,524	21,422,371
Conagra Brands, Inc.	603,885	22,458,483
General Mills, Inc.	267,507	20,961,849
Hershey Co. (The)	96,973	21,780,136
Hormel Foods Corp.(b)	488,346	22,126,957
JM Smucker Co. (The)	148,459	22,684,535
Kellogg Co.	317,432	21,769,487
Kraft Heinz Co. (The)	574,833	23,297,981
Lamb Weston Holdings, Inc.	268,322	26,802,685
McCormick & Co., Inc.(b)	269,260	20,226,811
Mondelez International, Inc., Class A	342,413	22,407,507
Tyson Foods, Inc., Class A	360,171	23,681,243
		290,328,568
Household Products-14.96%
Church & Dwight Co., Inc.	286,916	23,200,028
Clorox Co. (The)	154,322	22,328,850
Colgate-Palmolive Co.	295,217	22,002,523
Kimberly-Clark Corp.	168,600	21,919,686
Procter & Gamble Co. (The)	152,138	21,661,408
		111,112,495
	Shares	Value
Personal Products-3.56%
Estee Lauder Cos., Inc. (The), Class A	95,519	$26,466,405
Tobacco-6.14%
Altria Group, Inc.	491,573	22,140,448
Philip Morris International, Inc.	224,941	23,447,850
		45,588,298
Total Common Stocks & Other Equity Interests (Cost $697,499,273)		741,630,168

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $247,859)	247,859	247,859
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $697,747,132)		741,878,027
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 4.36%(d)(e)(f)	3,776,240	3,776,240
Invesco Private Prime Fund, 4.59%(d)(e)(f)	9,708,650	9,711,562
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,487,802)		13,487,802
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $711,234,934)		755,365,829
OTHER ASSETS LESS LIABILITIES-(1.72)%		(12,807,327)
NET ASSETS-100.00%		$742,558,502
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,678,815	$(14,430,956)	$-	$-	$247,859	$5,657
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,669,376	$152,440,618	$(156,333,754)	$-	$-	$3,776,240	$115,003*
Invesco Private Prime Fund	17,886,073	287,394,811	(295,579,178)	-	9,856	9,711,562	322,167*
Total	$25,555,449	$454,514,244	$(466,343,888)	$-	$9,856	$13,735,661	$442,827

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Energy Equipment & Services-14.43%
Baker Hughes Co., Class A	888,349	$28,196,197
Halliburton Co.	729,571	30,072,917
Schlumberger Ltd.	512,735	29,215,640
		87,484,754
Oil, Gas & Consumable Fuels-85.49%
APA Corp.	575,326	25,504,202
Chevron Corp.	143,352	24,946,115
ConocoPhillips	218,898	26,677,099
Coterra Energy, Inc.	983,789	24,624,239
Devon Energy Corp.	403,944	25,545,419
Diamondback Energy, Inc.	185,827	27,153,041
EOG Resources, Inc.	197,938	26,177,300
EQT Corp.(b)	675,165	22,057,640
Exxon Mobil Corp.	232,598	26,983,694
Hess Corp.(b)	186,229	27,964,147
Kinder Morgan, Inc.	1,380,123	25,256,251
Marathon Oil Corp.	920,258	25,279,487
Marathon Petroleum Corp.	225,434	28,972,778
Occidental Petroleum Corp.	384,715	24,925,685
ONEOK, Inc.	378,964	25,951,455
Phillips 66	245,746	24,640,951
Pioneer Natural Resources Co.(b)	112,538	25,923,128
Targa Resources Corp.	350,964	26,329,319
Valero Energy Corp.	210,058	29,414,422
Williams Cos., Inc. (The)	738,974	23,824,522
		518,150,894
Total Common Stocks & Other Equity Interests (Cost $505,910,447)		605,635,648
	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $331,712)	331,712	$331,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $506,242,159)		605,967,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 4.36%(c)(d)(e)	2,091,659	2,091,659
Invesco Private Prime Fund, 4.59%(c)(d)(e)	5,377,979	5,379,592
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,471,251)		7,471,251
TOTAL INVESTMENTS IN SECURITIES-101.20% (Cost $513,713,410)		613,438,611
OTHER ASSETS LESS LIABILITIES-(1.20)%		(7,300,263)
NET ASSETS-100.00%		$606,138,348

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,238	$17,749,830	$(17,599,356)	$-	$-	$331,712	$5,598
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,203,522	135,894,148	(149,006,011)	-	-	2,091,659	103,937*
Invesco Private Prime Fund	35,462,109	287,347,469	(317,441,028)	(1,800)	12,842	5,379,592	305,341*
Total	$50,846,869	$440,991,447	$(484,046,395)	$(1,800)	$12,842	$7,802,963	$414,876

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Energy ETF (RYE)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-28.01%
Bank of America Corp.	188,122	$6,674,569
Citigroup, Inc.	135,790	7,090,954
Citizens Financial Group, Inc.	153,520	6,650,486
Comerica, Inc.	92,714	6,796,863
Fifth Third Bancorp	185,868	6,745,150
First Republic Bank	52,335	7,372,955
Huntington Bancshares, Inc.	420,205	6,374,510
JPMorgan Chase & Co.	46,097	6,451,736
KeyCorp	350,943	6,734,596
M&T Bank Corp.	40,397	6,301,932
PNC Financial Services Group, Inc. (The)	39,536	6,540,441
Regions Financial Corp.	277,643	6,535,716
Signature Bank	51,560	6,648,662
SVB Financial Group(b)	27,745	8,391,198
Truist Financial Corp.	145,502	7,186,344
U.S. Bancorp	142,038	7,073,492
Wells Fargo & Co.	143,315	6,717,174
Zions Bancorporation N.A.	128,738	6,843,712
		123,130,490
Capital Markets-30.94%
Ameriprise Financial, Inc.	19,028	6,662,083
Bank of New York Mellon Corp. (The)	136,953	6,925,713
BlackRock, Inc.	8,662	6,576,277
Cboe Global Markets, Inc.	48,976	6,018,171
Charles Schwab Corp. (The)	76,323	5,908,927
CME Group, Inc., Class A	34,175	6,037,355
FactSet Research Systems, Inc.	13,591	5,748,177
Franklin Resources, Inc.(c)	229,910	7,173,192
Goldman Sachs Group, Inc. (The)	17,014	6,223,891
Intercontinental Exchange, Inc.	58,954	6,340,503
Invesco Ltd.(d)	331,966	6,144,691
MarketAxess Holdings, Inc.	21,689	7,891,543
Moody’s Corp.	21,216	6,847,464
Morgan Stanley	68,333	6,650,851
MSCI, Inc.	12,421	6,602,507
Nasdaq, Inc.(c)	96,724	5,821,818
Northern Trust Corp.	69,687	6,757,548
Raymond James Financial, Inc.	53,890	6,077,175
S&P Global, Inc.	17,581	6,591,820
State Street Corp.	77,087	7,040,356
T. Rowe Price Group, Inc.(c)	51,030	5,943,464
		135,983,526
Consumer Finance-6.37%
American Express Co.	39,735	6,950,844
Capital One Financial Corp.	64,763	7,706,797
Discover Financial Services	59,350	6,927,925
Synchrony Financial	174,119	6,395,391
		27,980,957
Diversified Financial Services-1.41%
Berkshire Hathaway, Inc., Class B(b)	19,945	6,213,267
	Shares	Value
Insurance-33.19%
Aflac, Inc.	87,078	$6,400,233
Allstate Corp. (The)	47,637	6,119,925
American International Group, Inc.	97,438	6,160,030
Aon PLC, Class A	20,034	6,384,435
Arch Capital Group Ltd.(b)(c)	101,465	6,529,273
Arthur J. Gallagher & Co.(c)	31,879	6,239,358
Assurant, Inc.	46,909	6,219,664
Brown & Brown, Inc.	106,319	6,226,041
Chubb Ltd.	28,029	6,376,317
Cincinnati Financial Corp.	57,733	6,532,489
Everest Re Group Ltd.	18,403	6,435,345
Globe Life, Inc.	52,542	6,349,701
Hartford Financial Services Group, Inc. (The)	81,600	6,332,976
Lincoln National Corp.	193,123	6,842,348
Loews Corp.	107,857	6,631,048
Marsh & McLennan Cos., Inc.	35,731	6,249,709
MetLife, Inc.	84,366	6,160,405
Principal Financial Group, Inc.	69,403	6,423,248
Progressive Corp. (The)	47,335	6,454,127
Prudential Financial, Inc.	60,305	6,328,407
Travelers Cos., Inc. (The)	32,986	6,304,284
W.R. Berkley Corp.	82,818	5,808,855
Willis Towers Watson PLC	25,040	6,364,918
		145,873,136
Total Common Stocks & Other Equity Interests (Cost $434,816,853)		439,181,376

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $48,615)	48,615	48,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $434,865,468)		439,229,991
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.54%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,810,710	6,810,710
Invesco Private Prime Fund, 4.59%(d)(e)(f)	17,511,252	17,516,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,327,446)		24,327,215
TOTAL INVESTMENTS IN SECURITIES-105.47% (Cost $459,192,914)		463,557,206
OTHER ASSETS LESS LIABILITIES-(5.47)%		(24,038,389)
NET ASSETS-100.00%		$439,518,817
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$7,012,025	$2,818,000	$(3,617,252)	$1,411,947	$(1,480,029)	$6,144,691	$204,893
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,273	8,106,465	(8,086,123)	-	-	48,615	4,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,115,131	63,441,141	(62,745,562)	-	-	6,810,710	80,407*
Invesco Private Prime Fund	14,063,546	143,270,986	(139,826,780)	(231)	8,984	17,516,505	213,786*
Total	$27,218,975	$217,636,592	$(214,275,717)	$1,411,716	$(1,471,045)	$30,520,521	$503,391

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-11.95%
AbbVie, Inc.	94,618	$13,979,810
Amgen, Inc.	55,368	13,974,883
Biogen, Inc.(b)	54,064	15,727,218
Gilead Sciences, Inc.	175,382	14,721,565
Incyte Corp.(b)	187,373	15,952,937
Moderna, Inc.(b)	86,993	15,315,988
Regeneron Pharmaceuticals, Inc.(b)	20,569	15,600,969
Vertex Pharmaceuticals, Inc.(b)	49,414	15,965,663
		121,239,033
Health Care Equipment & Supplies-30.66%
Abbott Laboratories	143,506	15,864,588
Align Technology, Inc.(b)	81,991	22,115,433
Baxter International, Inc.	294,545	13,457,761
Becton, Dickinson and Co.	62,524	15,769,803
Boston Scientific Corp.(b)	333,728	15,434,920
Cooper Cos., Inc. (The)	50,015	17,451,734
DENTSPLY SIRONA, Inc.(c)	511,527	18,839,539
DexCom, Inc.(b)	132,478	14,187,069
Edwards Lifesciences Corp.(b)	208,462	15,989,035
GE HealthCare Technologies, Inc.(b)(c)	245,421	17,061,668
Hologic, Inc.(b)	209,199	17,022,523
IDEXX Laboratories, Inc.(b)	36,678	17,623,779
Intuitive Surgical, Inc.(b)	57,015	14,008,015
Medtronic PLC(c)	196,988	16,485,926
ResMed, Inc.	70,230	16,038,425
STERIS PLC(c)	80,372	16,597,622
Stryker Corp.	63,068	16,007,289
Teleflex, Inc.	62,377	15,183,809
Zimmer Biomet Holdings, Inc.	124,443	15,846,572
		310,985,510
Health Care Providers & Services-24.32%
AmerisourceBergen Corp.	93,318	15,767,009
Cardinal Health, Inc.	198,947	15,368,656
Centene Corp.(b)	178,878	13,637,659
Cigna Corp.	46,454	14,710,588
CVS Health Corp.	151,778	13,389,855
DaVita, Inc.(b)	208,243	17,157,141
Elevance Health, Inc.	29,392	14,695,706
HCA Healthcare, Inc.	65,157	16,619,596
Henry Schein, Inc.(b)	190,003	16,368,759
Humana, Inc.	28,923	14,799,899
Laboratory Corp. of America Holdings	66,057	16,654,291
McKesson Corp.	41,540	15,730,367
Molina Healthcare, Inc.(b)	45,224	14,102,200
Quest Diagnostics, Inc.	104,005	15,442,662
UnitedHealth Group, Inc.	28,613	14,283,324
Universal Health Services, Inc., Class B	121,583	18,019,816
		246,747,528
Life Sciences Tools & Services-19.07%
Agilent Technologies, Inc.	100,872	15,340,614
Bio-Rad Laboratories, Inc., Class A(b)	37,207	17,392,784
	Shares	Value
Life Sciences Tools & Services-(continued)
Bio-Techne Corp.	191,110	$15,223,823
Charles River Laboratories International, Inc.(b)(c)	73,658	17,917,308
Danaher Corp.	57,282	15,144,215
Illumina, Inc.(b)	75,033	16,072,069
IQVIA Holdings, Inc.(b)(c)	73,985	16,972,899
Mettler-Toledo International, Inc.(b)	10,600	16,248,952
PerkinElmer, Inc.(c)	110,875	15,248,639
Thermo Fisher Scientific, Inc.	27,539	15,706,318
Waters Corp.(b)	45,846	15,064,079
West Pharmaceutical Services, Inc.	64,551	17,144,745
		193,476,445
Pharmaceuticals-13.96%
Bristol-Myers Squibb Co.	195,716	14,218,768
Catalent, Inc.(b)	345,306	18,491,136
Eli Lilly and Co.	42,739	14,708,627
Johnson & Johnson	87,791	14,346,805
Merck & Co., Inc.	142,318	15,286,376
Organon & Co.	572,300	17,243,399
Pfizer, Inc.	298,304	13,173,105
Viatris, Inc.	1,435,925	17,460,848
Zoetis, Inc.	100,582	16,645,315
		141,574,379
Total Common Stocks & Other Equity Interests (Cost $864,284,747)		1,014,022,895

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $58,749)	58,749	58,749
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $864,343,496)		1,014,081,644
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.22%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,313,751	6,313,751
Invesco Private Prime Fund, 4.59%(d)(e)(f)	16,233,760	16,238,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,553,074)		22,552,381
TOTAL INVESTMENTS IN SECURITIES-102.19% (Cost $886,896,570)		1,036,634,025
OTHER ASSETS LESS LIABILITIES-(2.19)%		(22,225,133)
NET ASSETS-100.00%		$1,014,408,892
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$363,099	$7,287,329	$(7,591,679)	$-	$-	$58,749	$8,123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,702,093	132,445,634	(132,833,976)	-	-	6,313,751	110,128*
Invesco Private Prime Fund	16,417,660	302,488,820	(302,673,495)	(1,569)	7,214	16,238,630	305,268*
Total	$23,482,852	$442,221,783	$(443,099,150)	$(1,569)	$7,214	$22,611,130	$423,519

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-13.81%
Boeing Co. (The)(b)	26,381	$5,619,153
General Dynamics Corp.	19,175	4,468,926
Howmet Aerospace, Inc.	124,647	5,071,886
Huntington Ingalls Industries, Inc.	20,298	4,476,521
L3Harris Technologies, Inc.	21,976	4,720,884
Lockheed Martin Corp.	9,798	4,539,022
Northrop Grumman Corp.	8,955	4,012,198
Raytheon Technologies Corp.	48,198	4,812,570
Textron, Inc.	66,053	4,811,961
TransDigm Group, Inc.	7,766	5,574,047
		48,107,168
Air Freight & Logistics-5.74%
C.H. Robinson Worldwide, Inc.(c)	49,705	4,978,950
Expeditors International of Washington, Inc.	43,895	4,747,244
FedEx Corp.	27,485	5,328,242
United Parcel Service, Inc., Class B	26,666	4,939,343
		19,993,779
Airlines-7.59%
Alaska Air Group, Inc.(b)(c)	106,298	5,457,339
American Airlines Group, Inc.(b)(c)	350,083	5,650,340
Delta Air Lines, Inc.(b)	140,138	5,479,396
Southwest Airlines Co.	124,615	4,457,478
United Airlines Holdings, Inc.(b)	110,049	5,387,999
		26,432,552
Building Products-8.78%
A.O. Smith Corp.	81,246	5,500,354
Allegion PLC	43,402	5,101,905
Carrier Global Corp.	110,105	5,013,081
Johnson Controls International PLC	72,021	5,010,501
Masco Corp.	96,040	5,109,328
Trane Technologies PLC	27,028	4,841,255
		30,576,424
Commercial Services & Supplies-6.55%
Cintas Corp.	10,445	4,634,864
Copart, Inc.(b)	74,255	4,946,126
Republic Services, Inc.	34,879	4,353,597
Rollins, Inc.	122,997	4,477,091
Waste Management, Inc.	28,391	4,392,939
		22,804,617
Construction & Engineering-1.40%
Quanta Services, Inc.	31,976	4,866,428
Electrical Equipment-7.36%
AMETEK, Inc.	34,049	4,934,381
Eaton Corp. PLC	29,928	4,854,621
Emerson Electric Co.	50,289	4,537,073
Generac Holdings, Inc.(b)(c)	51,111	6,163,987
Rockwell Automation, Inc.(c)	18,233	5,142,253
		25,632,315
Industrial Conglomerates-4.31%
3M Co.	37,665	4,334,488
General Electric Co.	74,772	6,017,651
Honeywell International, Inc.	22,380	4,665,782
		15,017,921
Machinery-24.62%
Caterpillar, Inc.	20,840	5,257,724
Cummins, Inc.	19,892	4,963,850
Deere & Co.	10,896	4,607,265
	Shares	Value
Machinery-(continued)
Dover Corp.	34,504	$5,238,742
Fortive Corp.	72,074	4,903,194
IDEX Corp.	20,138	4,826,676
Illinois Tool Works, Inc.	21,555	5,087,842
Ingersoll Rand, Inc.	88,950	4,981,200
Nordson Corp.	20,337	4,947,992
Otis Worldwide Corp.	60,371	4,964,307
PACCAR, Inc.	46,779	5,113,413
Parker-Hannifin Corp.	16,362	5,334,012
Pentair PLC	105,093	5,820,050
Snap-on, Inc.(c)	20,258	5,038,772
Stanley Black & Decker, Inc.(c)	59,785	5,339,399
Wabtec Corp.	47,183	4,898,067
Xylem, Inc.	42,586	4,429,370
		85,751,875
Professional Services-8.40%
CoStar Group, Inc.(b)	58,696	4,572,418
Equifax, Inc.(c)	23,988	5,330,134
Jacobs Solutions, Inc.	39,028	4,821,909
Leidos Holdings, Inc.	44,328	4,381,379
Robert Half International, Inc.	64,879	5,447,241
Verisk Analytics, Inc.	25,954	4,718,178
		29,271,259
Road & Rail-7.01%
CSX Corp.	150,753	4,661,283
J.B. Hunt Transport Services, Inc.	26,611	5,030,810
Norfolk Southern Corp.	19,408	4,770,680
Old Dominion Freight Line, Inc.	16,211	5,402,154
Union Pacific Corp.	22,408	4,575,489
		24,440,416
Trading Companies & Distributors-4.41%
Fastenal Co.	92,948	4,698,521
United Rentals, Inc.(b)	13,430	5,921,959
W.W. Grainger, Inc.	8,055	4,748,261
		15,368,741
Total Common Stocks & Other Equity Interests (Cost $342,754,329)		348,263,495

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $44,679)	44,679	44,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $342,799,008)		348,308,174
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.90%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,724,949	6,724,949
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	17,291,512	$17,296,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,022,239)		24,021,649
TOTAL INVESTMENTS IN SECURITIES-106.89% (Cost $366,821,247)		372,329,823
OTHER ASSETS LESS LIABILITIES-(6.89)%		(24,001,960)
NET ASSETS-100.00%		$348,327,863
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,375	$8,500,290	$(8,478,986)	$-	$-	$44,679	$12,059
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,480,647	91,403,334	(96,159,032)	-	-	6,724,949	99,218*
Invesco Private Prime Fund	18,975,917	178,557,904	(180,240,609)	(590)	4,078	17,296,700	265,257*
Total	$30,479,939	$278,461,528	$(284,878,627)	$(590)	$4,078	$24,066,328	$376,534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Chemicals-54.32%
Air Products and Chemicals, Inc.	40,679	$13,038,026
Albemarle Corp.	50,502	14,213,788
Celanese Corp.	124,947	15,393,471
CF Industries Holdings, Inc.	129,581	10,975,511
Corteva, Inc.	203,043	13,086,121
Dow, Inc.	254,776	15,120,956
DuPont de Nemours, Inc.(b)	185,654	13,729,113
Eastman Chemical Co.	150,166	13,240,136
Ecolab, Inc.	85,067	13,170,924
FMC Corp.	101,024	13,449,325
International Flavors & Fragrances, Inc.	119,240	13,409,730
Linde PLC (United Kingdom)	38,499	12,740,859
LyondellBasell Industries N.V., Class A	157,006	15,180,910
Mosaic Co. (The)	273,227	13,535,666
PPG Industries, Inc.	98,073	12,782,835
Sherwin-Williams Co. (The)	50,575	11,965,539
		215,032,910
Construction Materials-6.50%
Martin Marietta Materials, Inc.	35,831	12,886,261
Vulcan Materials Co.	70,100	12,851,433
		25,737,694
Containers & Packaging-24.28%
Amcor PLC	1,033,928	12,469,172
Avery Dennison Corp.	71,961	13,632,292
Ball Corp.(b)	238,793	13,907,304
International Paper Co.	354,481	14,824,395
Packaging Corp. of America	94,661	13,508,125
Sealed Air Corp.	251,865	13,792,127
WestRock Co.	356,458	13,987,412
		96,120,827
Metals & Mining-14.85%
Freeport-McMoRan, Inc.	331,426	14,788,228
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.	275,640	$14,589,625
Nucor Corp.	86,964	14,698,656
Steel Dynamics, Inc.	122,119	14,732,436
		58,808,945
Total Common Stocks & Other Equity Interests (Cost $405,170,533)		395,700,376

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $167,993)	167,993	167,993
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $405,338,526)		395,868,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.80%
Invesco Private Government Fund, 4.36%(c)(d)(e)	7,531,653	7,531,653
Invesco Private Prime Fund, 4.59%(c)(d)(e)	19,364,918	19,370,727
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,901,557)		26,902,380
TOTAL INVESTMENTS IN SECURITIES-106.79% (Cost $432,240,083)		422,770,749
OTHER ASSETS LESS LIABILITIES-(6.79)%		(26,866,226)
NET ASSETS-100.00%		$395,904,523
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$137,092	$8,830,468	$(8,799,567)	$-	$-	$167,993	$4,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,860,545	85,448,690	(81,777,582)	-	-	7,531,653	122,275*
Invesco Private Prime Fund	9,001,641	208,868,167	(198,502,431)	823	2,527	19,370,727	331,144*
Total	$12,999,278	$303,147,325	$(289,079,580)	$823	$2,527	$27,070,373	$457,724

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RTM)—(continued)
January 31, 2023
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Equity REITs-96.45%
Alexandria Real Estate Equities, Inc.	22,068	$3,547,210
American Tower Corp.	15,367	3,432,834
AvalonBay Communities, Inc.	19,378	3,438,432
Boston Properties, Inc.	49,447	3,685,779
Camden Property Trust	28,392	3,498,178
Crown Castle, Inc.	23,556	3,488,879
Digital Realty Trust, Inc.	30,727	3,521,929
Equinix, Inc.	4,862	3,588,788
Equity Residential	52,391	3,334,687
Essex Property Trust, Inc.	15,337	3,467,236
Extra Space Storage, Inc.	20,988	3,312,536
Federal Realty Investment Trust	30,594	3,412,149
Healthpeak Properties, Inc.	129,922	3,570,257
Host Hotels & Resorts, Inc.	185,782	3,501,991
Invitation Homes, Inc.	104,033	3,381,072
Iron Mountain, Inc.(b)	60,401	3,296,687
Kimco Realty Corp.	151,382	3,400,040
Mid-America Apartment Communities, Inc.	20,330	3,389,418
Prologis, Inc.	28,316	3,660,692
Public Storage	11,042	3,360,522
Realty Income Corp.	51,102	3,466,249
Regency Centers Corp.	50,001	3,331,567
SBA Communications Corp., Class A	11,403	3,392,735
Simon Property Group, Inc.	28,211	3,623,985
UDR, Inc.	82,577	3,516,954
Ventas, Inc.	72,492	3,755,810
VICI Properties, Inc.	96,862	3,310,743
Welltower, Inc.	49,401	3,707,051
Weyerhaeuser Co.	104,634	3,602,549
		100,996,959
	Shares	Value
Real Estate Management & Development-3.55%
CBRE Group, Inc., Class A(c)	43,424	$3,713,186
Total Common Stocks & Other Equity Interests (Cost $120,991,099)		104,710,145

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $1,686)	1,686	1,686
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $120,992,785)		104,711,831
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.15%
Invesco Private Government Fund, 4.36%(d)(e)(f)	924,147	924,147
Invesco Private Prime Fund, 4.59%(d)(e)(f)	2,376,103	2,376,815
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,300,962)		3,300,962
TOTAL INVESTMENTS IN SECURITIES-103.15% (Cost $124,293,747)		108,012,793
OTHER ASSETS LESS LIABILITIES-(3.15)%		(3,297,593)
NET ASSETS-100.00%		$104,715,200

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,431	$2,766,336	$(2,832,081)	$-	$-	$1,686	$820
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,756,763	23,755,511	(25,588,127)	-	-	924,147	28,597*
Invesco Private Prime Fund	6,428,598	53,600,649	(57,653,972)	-	1,540	2,376,815	77,470*
Total	$9,252,792	$80,122,496	$(86,074,180)	$-	$1,540	$3,302,648	$106,887

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)
January 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communications Equipment-6.15%
Arista Networks, Inc.(b)	226,774	$28,578,060
Cisco Systems, Inc.	598,511	29,129,530
F5, Inc.(b)(c)	194,050	28,653,423
Juniper Networks, Inc.	895,749	28,932,693
Motorola Solutions, Inc.	109,205	28,066,777
		143,360,483
Electronic Equipment, Instruments & Components-10.53%
Amphenol Corp., Class A	369,457	29,471,585
CDW Corp.	156,360	30,651,251
Corning, Inc.(c)	878,383	30,400,836
Keysight Technologies, Inc.(b)(c)	160,493	28,784,419
TE Connectivity Ltd.	238,259	30,294,632
Teledyne Technologies, Inc.(b)	71,495	30,332,469
Trimble, Inc.(b)	504,407	29,285,870
Zebra Technologies Corp., Class A(b)(c)	115,336	36,466,936
		245,687,998
IT Services-24.58%
Accenture PLC, Class A	100,551	28,058,756
Akamai Technologies, Inc.(b)	325,841	28,983,557
Automatic Data Processing, Inc.	112,755	25,461,207
Broadridge Financial Solutions, Inc.(c)	204,098	30,688,175
Cognizant Technology Solutions Corp., Class A	497,160	33,185,430
DXC Technology Co.(b)	1,102,016	31,660,920
EPAM Systems, Inc.(b)(c)	84,359	28,062,021
Fidelity National Information Services, Inc.	412,744	30,972,310
Fiserv, Inc.(b)	288,228	30,748,163
FleetCor Technologies, Inc.(b)	158,091	33,010,982
Gartner, Inc.(b)	84,494	28,570,801
Global Payments, Inc.	296,510	33,422,607
International Business Machines Corp.	197,234	26,573,337
Jack Henry & Associates, Inc.	159,760	28,771,178
Mastercard, Inc., Class A	83,131	30,808,349
Paychex, Inc.	242,681	28,117,021
PayPal Holdings, Inc.(b)	394,241	32,126,699
VeriSign, Inc.(b)	146,720	31,992,296
Visa, Inc., Class A(c)	138,959	31,989,751
		573,203,560
Semiconductors & Semiconductor Equipment-27.65%
Advanced Micro Devices, Inc.(b)	422,874	31,778,981
Analog Devices, Inc.	171,942	29,482,895
Applied Materials, Inc.	270,220	30,126,828
Broadcom, Inc.	53,244	31,148,272
Enphase Energy, Inc.(b)	90,763	20,093,113
First Solar, Inc.(b)(c)	192,119	34,120,334
Intel Corp.	1,027,089	29,025,535
KLA Corp.(c)	73,749	28,945,008
Lam Research Corp.	64,432	32,222,443
Microchip Technology, Inc.(c)	382,227	29,668,460
Micron Technology, Inc.	528,599	31,874,520
Monolithic Power Systems, Inc.	75,115	32,041,054
NVIDIA Corp.	170,624	33,334,811
NXP Semiconductors N.V. (China)	170,899	31,498,395
ON Semiconductor Corp.(b)(c)	411,260	30,207,047
Qorvo, Inc.(b)	297,190	32,292,665
QUALCOMM, Inc.	243,615	32,451,954
Skyworks Solutions, Inc.	306,868	33,654,214
SolarEdge Technologies, Inc.(b)	92,154	29,409,106
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.(c)	313,873	$31,920,884
Texas Instruments, Inc.	166,451	29,496,782
		644,793,301
Software-22.89%
Adobe, Inc.(b)	87,743	32,494,743
ANSYS, Inc.(b)	119,734	31,892,348
Autodesk, Inc.(b)	149,261	32,114,997
Cadence Design Systems, Inc.(b)	177,204	32,398,207
Ceridian HCM Holding, Inc.(b)(c)	446,939	32,304,751
Fortinet, Inc.(b)(c)	556,390	29,121,453
Gen Digital, Inc.	1,279,422	29,439,500
Intuit, Inc.	72,533	30,657,523
Microsoft Corp.	118,208	29,293,124
Oracle Corp.	363,220	32,130,441
Paycom Software, Inc.(b)	92,339	29,912,296
PTC, Inc.(b)	239,310	32,278,133
Roper Technologies, Inc.	67,239	28,694,243
salesforce.com, inc.(b)	221,240	37,161,683
ServiceNow, Inc.(b)	73,719	33,551,728
Synopsys, Inc.(b)(c)	89,034	31,495,778
Tyler Technologies, Inc.(b)	89,778	28,977,645
		533,918,593
Technology Hardware, Storage & Peripherals-8.16%
Apple, Inc.	204,030	29,439,489
Hewlett Packard Enterprise Co.	1,795,981	28,969,174
HP, Inc.	1,028,168	29,960,815
NetApp, Inc.	451,136	29,878,737
Seagate Technology Holdings PLC(c)	535,718	36,310,966
Western Digital Corp.(b)	812,208	35,696,542
		190,255,723
Total Common Stocks & Other Equity Interests (Cost $2,266,993,726)		2,331,219,658

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $1,214,428)	1,214,428	1,214,428
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,268,208,154)		2,332,434,086
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.70%
Invesco Private Government Fund, 4.36%(d)(e)(f)	30,652,549	30,652,549
Invesco Private Prime Fund, 4.59%(d)(e)(f)	78,818,669	78,842,314
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,494,868)		109,494,863
TOTAL INVESTMENTS IN SECURITIES-104.71% (Cost $2,377,703,022)		2,441,928,949
OTHER ASSETS LESS LIABILITIES-(4.71)%		(109,851,816)
NET ASSETS-100.00%		$2,332,077,133
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$360,687	$20,918,449	$(20,064,708)	$-	$-	$1,214,428	$15,300
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,615,774	366,444,995	(368,408,220)	-	-	30,652,549	460,676*
Invesco Private Prime Fund	76,062,459	703,894,997	(701,151,613)	(5,632)	42,103	78,842,314	1,302,635*
Total	$109,038,920	$1,091,258,441	$(1,089,624,541)	$(5,632)	$42,103	$110,709,291	$1,778,611

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Electric Utilities-56.20%
Alliant Energy Corp.	262,725	$14,195,032
American Electric Power Co., Inc.	150,462	14,137,409
Constellation Energy Corp.	161,971	13,825,844
Duke Energy Corp.	144,435	14,797,366
Edison International	220,886	15,219,045
Entergy Corp.	124,338	13,463,319
Evergy, Inc.(b)	232,316	14,554,597
Eversource Energy	172,890	14,234,034
Exelon Corp.	349,942	14,764,053
FirstEnergy Corp.	349,426	14,308,995
NextEra Energy, Inc.(b)	171,517	12,800,314
NRG Energy, Inc.	450,195	15,405,673
PG&E Corp.(b)(c)	932,721	14,830,264
Pinnacle West Capital Corp.	187,023	13,942,565
PPL Corp.	500,674	14,819,950
Southern Co. (The)	212,031	14,350,258
Xcel Energy, Inc.	207,538	14,272,388
		243,921,106
Gas Utilities-3.33%
Atmos Energy Corp.(b)	123,175	14,477,990
Independent Power and Renewable Electricity Producers-3.22%
AES Corp. (The)	509,523	13,966,025
Multi-Utilities-33.72%
Ameren Corp.	163,989	14,245,724
CenterPoint Energy, Inc.	477,231	14,374,198
CMS Energy Corp.(b)	232,956	14,720,490
Consolidated Edison, Inc.	150,510	14,345,108
Dominion Energy, Inc.	248,703	15,827,459
DTE Energy Co.	124,008	14,430,811
NiSource, Inc.	529,186	14,684,912
Public Service Enterprise Group, Inc.	242,497	15,017,839
Sempra Energy(b)	90,176	14,457,918
WEC Energy Group, Inc.	151,411	14,231,120
		146,335,579
	Shares	Value
Water Utilities-3.36%
American Water Works Co., Inc.	93,074	$14,565,150
Total Common Stocks & Other Equity Interests (Cost $430,524,497)		433,265,850

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $330,916)	330,916	330,916
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $430,855,413)		433,596,766
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.01%
Invesco Private Government Fund, 4.36%(d)(e)(f)	2,442,617	2,442,617
Invesco Private Prime Fund, 4.59%(d)(e)(f)	6,281,115	6,282,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,725,616)		8,725,616
TOTAL INVESTMENTS IN SECURITIES-101.92% (Cost $439,581,029)		442,322,382
OTHER ASSETS LESS LIABILITIES-(1.92)%		(8,334,123)
NET ASSETS-100.00%		$433,988,259
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578	$8,839,489	$(8,556,151)	$-	$-	$330,916	$6,084
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RYU)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,860,309	$77,444,070	$(77,861,762)	$-	$-	$2,442,617	$99,183*
Invesco Private Prime Fund	6,674,440	162,462,031	(162,857,493)	-	4,021	6,282,999	266,667*
Total	$9,582,327	$248,745,590	$(249,275,406)	$-	$4,021	$9,056,532	$371,934

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.56%
Cable One, Inc.(b)	565	$446,282
Frontier Communications Parent, Inc.(b)(c)	16,994	503,192
Iridium Communications, Inc.(c)	8,304	496,912
John Wiley & Sons, Inc., Class A	10,212	467,710
New York Times Co. (The), Class A(b)	12,029	419,090
Nexstar Media Group, Inc., Class A	2,305	471,995
TEGNA, Inc.	21,000	418,530
TripAdvisor, Inc.(b)(c)	22,686	528,584
World Wrestling Entertainment, Inc., Class A(b)	5,539	468,710
Ziff Davis, Inc.(c)	4,884	437,020
		4,658,025
Consumer Discretionary-16.00%
Adient PLC(b)(c)	12,439	560,004
AutoNation, Inc.(b)(c)	3,607	457,079
Boyd Gaming Corp.	7,145	445,205
Brunswick Corp.(b)	5,816	490,463
Capri Holdings Ltd.(c)	7,349	488,635
Carter’s, Inc.(b)	5,845	487,298
Choice Hotels International, Inc.(b)	3,496	429,623
Churchill Downs, Inc.	1,911	474,119
Columbia Sportswear Co.(b)	4,787	459,073
Cracker Barrel Old Country Store, Inc.(b)	4,192	467,743
Crocs, Inc.(c)	4,424	538,710
Dana, Inc.	26,154	474,434
Deckers Outdoor Corp.(c)	1,126	481,342
Dick’s Sporting Goods, Inc.	3,518	460,014
Five Below, Inc.(b)(c)	2,371	467,395
Foot Locker, Inc.(b)	11,048	480,698
Fox Factory Holding Corp.(b)(c)	4,192	495,033
GameStop Corp., Class A(b)(c)	18,536	405,382
Gap, Inc. (The)(b)	30,178	409,515
Gentex Corp.	15,374	453,687
Goodyear Tire & Rubber Co. (The)(c)	39,836	448,155
Graham Holdings Co., Class B	703	459,277
Grand Canyon Education, Inc.(c)	4,112	479,295
H&R Block, Inc.(b)	10,073	392,646
Hanesbrands, Inc.(b)	66,334	559,859
Harley-Davidson, Inc.	9,281	427,204
Helen of Troy Ltd.(b)(c)	4,252	480,944
KB Home	13,501	519,113
Kohl’s Corp.	15,874	513,841
Lear Corp.	3,212	468,245
Leggett & Platt, Inc.(b)	11,899	435,027
Light & Wonder, Inc.(c)	6,636	432,999
Lithia Motors, Inc., Class A(b)	1,915	504,028
Macy’s, Inc.	18,986	448,639
Marriott Vacations Worldwide Corp.	3,014	482,361
Mattel, Inc.(c)	24,473	500,718
Murphy USA, Inc.	1,453	395,260
Nordstrom, Inc.(b)	24,057	470,074
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,166	447,170
Papa John’s International, Inc.	4,925	441,723
Penn Entertainment, Inc.(b)(c)	12,692	449,931
Polaris, Inc.(b)	3,987	457,867
PVH Corp.	5,714	513,689
RH(b)(c)	1,529	477,033
Service Corp. International	6,070	450,090
Skechers U.S.A., Inc., Class A(c)	9,917	477,504
Taylor Morrison Home Corp., Class A(c)	14,002	501,272
Tempur Sealy International, Inc.(b)	12,941	527,346
Texas Roadhouse, Inc.(b)	4,284	430,242
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(b)	5,115	$487,613
Toll Brothers, Inc.	8,612	512,328
TopBuild Corp.(c)	2,651	530,359
Topgolf Callaway Brands Corp.(b)(c)	19,145	468,861
Travel + Leisure Co.	11,305	478,993
Under Armour, Inc., Class A(c)	22,976	284,673
Under Armour, Inc., Class C(b)(c)	23,952	261,077
Victoria’s Secret & Co.(b)(c)	9,317	392,712
Visteon Corp.(c)	3,057	477,931
Wendy’s Co. (The)	18,134	404,388
Williams-Sonoma, Inc.(b)	3,638	490,912
Wingstop, Inc.(b)	2,742	434,525
Wyndham Hotels & Resorts, Inc.	5,815	450,721
YETI Holdings, Inc.(b)(c)	9,395	420,520
		29,112,617
Consumer Staples-4.03%
BellRing Brands, Inc.(b)(c)	16,914	479,681
BJ’s Wholesale Club Holdings, Inc.(c)	5,961	431,994
Boston Beer Co., Inc. (The), Class A(b)(c)	1,163	451,953
Casey’s General Stores, Inc.	1,726	407,181
Celsius Holdings, Inc.(b)(c)	3,686	369,780
Coca-Cola Consolidated, Inc.	775	392,754
Coty, Inc., Class A(b)(c)	53,168	529,553
Darling Ingredients, Inc.(c)	6,723	445,668
Energizer Holdings, Inc.	12,235	453,918
Flowers Foods, Inc.	14,512	401,837
Grocery Outlet Holding Corp.(b)(c)	14,688	446,368
Ingredion, Inc.	4,271	439,059
Lancaster Colony Corp.(b)	2,092	401,476
Performance Food Group Co.(c)	7,031	431,141
Pilgrim’s Pride Corp.(b)(c)	17,102	415,237
Post Holdings, Inc.(c)	4,604	437,150
Sprouts Farmers Market, Inc.(b)(c)	12,417	396,723
		7,331,473
Energy-3.52%
Antero Midstream Corp.	40,609	442,638
Antero Resources Corp.(c)	13,176	379,996
ChampionX Corp.	15,480	511,150
CNX Resources Corp.(b)(c)	26,471	442,860
DT Midstream, Inc.	7,452	407,326
Equitrans Midstream Corp.	59,190	429,127
HF Sinclair Corp.	8,612	490,023
Matador Resources Co.	7,665	507,116
Murphy Oil Corp.	10,230	446,130
NOV, Inc.	21,783	532,377
PBF Energy, Inc., Class A	12,885	541,041
PDC Energy, Inc.	6,783	459,413
Range Resources Corp.	16,615	415,707
Southwestern Energy Co.(c)	71,517	394,774
		6,399,678
Financials-14.43%
Affiliated Managers Group, Inc.	2,712	468,471
American Financial Group, Inc.	3,084	439,748
Annaly Capital Management, Inc.	19,338	453,863
Associated Banc-Corp	18,356	411,358
Bank of Hawaii Corp.	5,427	415,111
Bank OZK(b)	10,229	467,158
Brighthouse Financial, Inc.(c)	8,042	452,523
Cadence Bank	16,168	413,577
Cathay General Bancorp	9,740	428,170
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	18,742	$482,794
Commerce Bancshares, Inc.	6,275	417,664
Cullen/Frost Bankers, Inc.(b)	3,065	399,308
East West Bancorp, Inc.	6,379	500,879
Essent Group Ltd.	11,102	488,821
Evercore, Inc., Class A	3,897	505,870
F.N.B. Corp.	32,091	457,939
Federated Hermes, Inc., Class B	11,623	456,784
First American Financial Corp.(b)	8,084	500,157
First Financial Bankshares, Inc.	11,781	419,639
First Horizon Corp.	17,121	423,402
FirstCash Holdings, Inc.	4,599	423,936
Fulton Financial Corp.	24,390	408,045
Glacier Bancorp, Inc.	7,751	353,368
Hancock Whitney Corp.	8,037	413,745
Hanover Insurance Group, Inc. (The)	3,006	404,547
Home BancShares, Inc.	17,585	419,754
Interactive Brokers Group, Inc., Class A	5,558	444,307
International Bancshares Corp.	8,750	410,112
Janus Henderson Group PLC(b)	16,789	435,171
Jefferies Financial Group, Inc.	12,255	481,376
Kemper Corp.	7,652	449,402
Kinsale Capital Group, Inc.(b)	1,472	409,864
MGIC Investment Corp.	32,067	452,786
Navient Corp.	25,677	487,093
New York Community Bancorp, Inc.	48,504	484,555
Old National Bancorp	23,281	407,418
Old Republic International Corp.	17,563	463,488
PacWest Bancorp	17,355	480,039
Pinnacle Financial Partners, Inc.	5,580	439,313
Primerica, Inc.	2,996	484,603
Prosperity Bancshares, Inc.	5,886	446,512
Reinsurance Group of America, Inc.	2,984	452,882
RenaissanceRe Holdings Ltd. (Bermuda)	2,252	440,694
RLI Corp.	3,294	436,290
SEI Investments Co.	6,944	433,514
Selective Insurance Group, Inc.	4,657	442,415
SLM Corp.	25,274	444,064
Stifel Financial Corp.	7,016	472,949
Synovus Financial Corp.	10,579	443,789
Texas Capital Bancshares, Inc.(c)	7,298	482,179
UMB Financial Corp.(b)	5,171	466,372
Umpqua Holdings Corp.	22,935	417,417
United Bankshares, Inc.	10,229	411,206
Unum Group	10,478	440,390
Valley National Bancorp	35,851	425,910
Voya Financial, Inc.(b)	6,822	475,971
Washington Federal, Inc.	12,478	442,470
Webster Financial Corp.	8,877	467,374
Wintrust Financial Corp.	4,908	448,935
		26,247,491
Health Care-10.39%
Acadia Healthcare Co., Inc.(c)	5,101	428,586
Amedisys, Inc.(b)(c)	4,822	466,095
Arrowhead Pharmaceuticals, Inc.(b)(c)	13,856	484,821
Azenta, Inc.	7,065	394,933
Bruker Corp.	6,487	454,868
Chemed Corp.	811	409,669
Encompass Health Corp.	7,500	468,375
Enovis Corp.(b)(c)	7,773	489,310
Envista Holdings Corp.(b)(c)	12,829	500,203
Exelixis, Inc.(c)	26,576	468,269
	Shares	Value
Health Care-(continued)
Globus Medical, Inc., Class A(b)(c)	5,829	$440,089
Haemonetics Corp.(c)	5,237	443,050
Halozyme Therapeutics, Inc.(c)	7,359	380,975
HealthEquity, Inc.(c)	6,703	407,878
ICU Medical, Inc.(b)(c)	2,729	527,325
Inari Medical, Inc.(c)	6,125	349,431
Integra LifeSciences Holdings Corp.(b)(c)	7,499	429,693
Jazz Pharmaceuticals PLC(c)	2,761	432,538
Lantheus Holdings, Inc.(c)	7,869	452,467
LHC Group, Inc.(c)	2,545	403,637
LivaNova PLC(c)	7,725	434,145
Masimo Corp.(c)	3,027	514,832
Medpace Holdings, Inc.(c)	2,037	450,320
Neogen Corp.(b)(c)	27,780	594,770
Neurocrine Biosciences, Inc.(c)	3,573	396,353
Omnicell, Inc.(b)(c)	8,861	491,520
Option Care Health, Inc.(c)	14,100	407,067
Patterson Cos., Inc.	14,485	437,302
Penumbra, Inc.(b)(c)	1,941	486,046
Perrigo Co. PLC	13,293	497,424
Progyny, Inc.(b)(c)	13,361	459,485
QuidelOrtho Corp.(b)(c)	4,540	388,669
R1 RCM, Inc.(c)	40,728	582,818
Repligen Corp.(c)	2,566	475,480
Shockwave Medical, Inc.(c)	1,820	342,033
Sotera Health Co.(c)	49,411	851,846
STAAR Surgical Co.(b)(c)	6,998	493,709
Syneos Health, Inc.(c)	12,198	438,152
Tandem Diabetes Care, Inc.(b)(c)	9,717	395,871
Tenet Healthcare Corp.(c)	9,590	526,011
United Therapeutics Corp.(c)	1,499	394,492
		18,890,557
Industrials-17.40%
Acuity Brands, Inc.	2,364	445,661
AECOM	5,009	437,135
AGCO Corp.	3,173	438,286
ASGN, Inc.(c)	4,980	452,931
Avis Budget Group, Inc.(c)	2,299	459,892
Axon Enterprise, Inc.(c)	2,489	486,450
Brink’s Co. (The)	7,293	478,421
Builders FirstSource, Inc.(c)	6,421	511,754
CACI International, Inc., Class A(c)	1,394	429,477
Carlisle Cos., Inc.	1,692	424,455
Chart Industries, Inc.(b)(c)	3,575	478,978
Clean Harbors, Inc.(c)	3,609	470,253
Crane Holdings Co.	4,211	488,097
Curtiss-Wright Corp.	2,473	410,023
Donaldson Co., Inc.	7,053	439,755
Dycom Industries, Inc.(c)	4,765	454,438
EMCOR Group, Inc.	2,822	418,362
EnerSys	5,554	461,093
Esab Corp.	9,009	520,810
Flowserve Corp.	14,091	485,012
Fluor Corp.(b)(c)	12,290	451,657
Fortune Brands Innovations, Inc.(b)	6,945	448,022
FTI Consulting, Inc.(b)(c)	2,589	412,997
GATX Corp.(b)	3,829	438,229
Graco, Inc.	6,170	421,534
GXO Logistics, Inc.(c)	9,674	506,240
Hexcel Corp.	7,171	506,129
Hubbell, Inc.	1,681	384,798
IAA, Inc.(c)	10,772	449,516

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Insperity, Inc.	3,611	$399,196
ITT, Inc.	5,196	475,902
JetBlue Airways Corp.(c)	56,484	451,872
KBR, Inc.	8,240	422,135
Kennametal, Inc.(b)	16,834	479,769
Kirby Corp.(c)	6,560	464,317
Knight-Swift Transportation Holdings, Inc.	7,658	452,588
Landstar System, Inc.(b)	2,494	431,038
Lennox International, Inc.	1,627	424,029
Lincoln Electric Holdings, Inc.	2,878	480,252
ManpowerGroup, Inc.	4,909	427,868
MasTec, Inc.(c)	4,751	466,691
MDU Resources Group, Inc.	13,700	423,467
Mercury Systems, Inc.(b)(c)	8,871	443,417
Middleby Corp. (The)(c)	3,038	472,257
MSA Safety, Inc.	3,121	425,673
MSC Industrial Direct Co., Inc., Class A	5,035	416,395
nVent Electric PLC	10,758	427,630
Oshkosh Corp.	4,853	489,085
Owens Corning	4,521	436,955
Regal Rexnord Corp.	3,501	487,339
Ryder System, Inc.	4,997	471,767
Saia, Inc.(b)(c)	1,835	500,551
Science Applications International Corp.	3,791	393,430
Simpson Manufacturing Co., Inc.	4,549	487,243
Stericycle, Inc.(b)(c)	8,252	444,040
SunPower Corp.(b)(c)	19,069	332,373
Sunrun, Inc.(b)(c)	14,626	384,371
Terex Corp.	9,639	491,300
Tetra Tech, Inc.	2,771	430,946
Timken Co. (The)	5,942	489,324
Toro Co. (The)	3,801	423,888
Trex Co., Inc.(c)	9,448	498,099
Univar Solutions, Inc.(c)	12,797	441,241
Valmont Industries, Inc.	1,260	415,460
Vicor Corp.(b)(c)	7,858	545,581
Watsco, Inc.(b)	1,595	458,355
Watts Water Technologies, Inc., Class A	2,767	452,460
Werner Enterprises, Inc.(b)	9,778	459,273
Woodward, Inc.(b)	4,534	463,647
XPO, Inc.(c)	11,602	462,456
		31,654,085
Information Technology-12.87%
ACI Worldwide, Inc.(c)	20,228	564,968
Allegro MicroSystems, Inc. (Japan)(b)(c)	12,899	492,355
Amkor Technology, Inc.	16,204	474,129
Arrow Electronics, Inc.(c)	3,927	461,383
Aspen Technology, Inc.(b)(c)	1,932	383,985
Avnet, Inc.	9,761	447,835
Belden, Inc.	5,543	449,482
Blackbaud, Inc.(b)(c)	7,419	461,536
Calix, Inc.(c)	5,764	303,417
Ciena Corp.(b)(c)	8,300	431,766
Cirrus Logic, Inc.(b)(c)	5,460	493,529
Cognex Corp.(b)	8,671	474,650
Coherent Corp.(b)(c)	11,865	514,941
CommVault Systems, Inc.(c)	6,528	406,237
Concentrix Corp.	3,402	482,438
Dynatrace, Inc.(c)	11,352	436,257
Envestnet, Inc.(b)(c)	6,856	445,640
Euronet Worldwide, Inc.(b)(c)	4,633	522,046
ExlService Holdings, Inc.(c)	2,357	402,104
	Shares	Value
Information Technology-(continued)
Fair Isaac Corp.(c)	679	$452,180
Genpact Ltd.	9,389	443,912
IPG Photonics Corp.(c)	4,500	504,450
Jabil, Inc.	5,871	461,637
Kyndryl Holdings, Inc.(c)	39,799	532,909
Lattice Semiconductor Corp.(c)	5,964	452,012
Littelfuse, Inc.	1,784	457,935
Lumentum Holdings, Inc.(b)(c)	7,702	463,506
MACOM Technology Solutions Holdings, Inc.(b)(c)	6,102	408,956
Manhattan Associates, Inc.(c)	3,513	457,955
Maximus, Inc.	5,883	440,343
MKS Instruments, Inc.(b)	5,111	522,957
National Instruments Corp.	10,686	577,044
NCR Corp.(c)	18,097	496,220
Novanta, Inc.(b)(c)	2,839	458,413
Paylocity Holding Corp.(c)	2,064	429,911
Power Integrations, Inc.	5,527	475,819
Qualys, Inc.(b)(c)	3,559	410,566
Silicon Laboratories, Inc.(b)(c)	2,958	464,140
SiTime Corp.(b)(c)	4,122	474,978
Super Micro Computer, Inc.(b)(c)	4,835	349,716
Synaptics, Inc.(c)	4,162	520,375
TD SYNNEX Corp.	4,288	438,019
Teradata Corp.(c)	12,435	433,733
Universal Display Corp.	3,632	481,349
Viasat, Inc.(b)(c)	13,799	475,375
Vishay Intertechnology, Inc.	18,961	434,017
Vontier Corp.	21,988	506,384
Western Union Co. (The)(b)	29,977	424,774
WEX, Inc.(c)	2,636	487,581
Wolfspeed, Inc.(b)(c)	5,076	390,903
Xerox Holdings Corp.	26,608	435,839
		23,412,606
Materials-6.69%
Alcoa Corp.	9,304	486,041
AptarGroup, Inc.	3,884	449,146
Ashland, Inc.	3,815	416,865
Avient Corp.	12,218	495,073
Cabot Corp.	5,885	443,317
Chemours Co. (The)	14,187	516,265
Cleveland-Cliffs, Inc.(c)	27,061	577,752
Commercial Metals Co.	8,734	473,994
Eagle Materials, Inc.	3,060	447,005
Greif, Inc., Class A	6,282	448,723
Ingevity Corp.(c)	5,832	480,790
Louisiana-Pacific Corp.(b)	6,489	441,836
MP Materials Corp.(b)(c)	13,585	441,648
NewMarket Corp.	1,331	458,543
Olin Corp.	7,802	503,931
Reliance Steel & Aluminum Co.	2,063	469,229
Royal Gold, Inc.(b)	3,793	481,825
RPM International, Inc.	4,054	364,495
Scotts Miracle-Gro Co. (The)(b)	8,101	584,811
Sensient Technologies Corp.	5,721	433,023
Silgan Holdings, Inc.	7,957	428,803
Sonoco Products Co.	6,967	425,753
United States Steel Corp.	16,510	470,370
Valvoline, Inc.	13,113	480,723

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Westlake Corp.(b)	3,930	$482,408
Worthington Industries, Inc.	8,055	458,088
		12,160,457
Real Estate-8.39%
Apartment Income REIT Corp.	11,367	434,901
Brixmor Property Group, Inc.	18,590	437,423
Corporate Office Properties Trust(b)	16,260	456,418
Cousins Properties, Inc.(b)	16,795	460,519
CubeSmart	9,759	446,865
Douglas Emmett, Inc.(b)	26,312	440,726
EastGroup Properties, Inc.	2,716	456,967
EPR Properties	10,276	436,524
First Industrial Realty Trust, Inc.	8,578	457,636
Healthcare Realty Trust, Inc.	21,284	458,245
Highwoods Properties, Inc.	14,626	444,192
Independence Realty Trust, Inc.(b)	23,490	442,317
JBG SMITH Properties	21,132	425,598
Jones Lang LaSalle, Inc.(c)	2,604	481,401
Kilroy Realty Corp.	10,441	428,499
Kite Realty Group Trust(b)	19,186	416,336
Lamar Advertising Co., Class A	4,426	471,546
Life Storage, Inc.	3,912	422,652
Macerich Co. (The)(b)	33,667	462,585
Medical Properties Trust, Inc.(b)	35,514	459,906
National Retail Properties, Inc.	9,090	430,412
National Storage Affiliates Trust	10,892	444,394
Omega Healthcare Investors, Inc.	14,056	413,809
Park Hotels & Resorts, Inc.(b)	34,050	500,875
Pebblebrook Hotel Trust(b)	27,095	444,358
Physicians Realty Trust(b)	28,147	446,411
PotlatchDeltic Corp.	8,920	436,634
Rayonier, Inc.	12,092	440,028
Rexford Industrial Realty, Inc.	7,691	488,148
Sabra Health Care REIT, Inc.	33,263	449,050
SL Green Realty Corp.	11,781	484,788
Spirit Realty Capital, Inc.	10,154	445,558
STORE Capital Corp.	13,109	422,241
Vornado Realty Trust	19,575	477,434
		15,265,396
Utilities-3.69%
ALLETE, Inc.	6,455	399,306
Black Hills Corp.	5,979	432,760
Essential Utilities, Inc.	8,689	406,037
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	10,230	$432,422
IDACORP, Inc.	3,886	411,178
National Fuel Gas Co.	6,653	386,273
New Jersey Resources Corp.	8,407	419,677
NorthWestern Corp.	7,300	414,640
OGE Energy Corp.	10,488	412,388
ONE Gas, Inc.	5,438	447,874
Ormat Technologies, Inc.(b)	4,761	440,631
PNM Resources, Inc.	8,574	424,241
Portland General Electric Co.	8,639	411,044
Southwest Gas Holdings, Inc.	5,929	396,828
Spire, Inc.	6,194	447,331
UGI Corp.	10,922	435,023
		6,717,653
Total Common Stocks & Other Equity Interests (Cost $165,056,806)		181,850,038
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $59,244)	59,244	59,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $165,116,050)		181,909,282
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.69%
Invesco Private Government Fund, 4.36%(d)(e)(f)	10,987,473	10,987,473
Invesco Private Prime Fund, 4.59%(d)(e)(f)	30,283,092	30,292,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,277,839)		41,279,650
TOTAL INVESTMENTS IN SECURITIES-122.69% (Cost $206,393,889)		223,188,932
OTHER ASSETS LESS LIABILITIES-(22.69)%		(41,276,086)
NET ASSETS-100.00%		$181,912,846

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$68,915	$2,833,987	$(2,843,658)	$-	$-	$59,244	$1,362
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,304	36,801,197	(34,025,028)	-	-	10,987,473	177,433*
Invesco Private Prime Fund	19,147,838	87,029,920	(75,894,234)	(513)	9,166	30,292,177	487,543*
Total	$27,428,057	$126,665,104	$(112,762,920)	$(513)	$9,166	$41,338,894	$666,338

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.15%
AMC Networks, Inc., Class A(b)	4,758	$88,071
ATN International, Inc.	1,873	91,552
Cars.com, Inc.(b)	6,304	107,798
Cinemark Holdings, Inc.(b)(c)	6,970	83,222
Cogent Communications Holdings, Inc.(c)	1,502	102,992
Consolidated Communications Holdings, Inc.(b)	21,153	92,016
E.W. Scripps Co. (The), Class A(b)	6,019	89,984
Gannett Co., Inc.(b)(c)	34,427	77,805
Gogo, Inc.(b)	5,475	91,816
Marcus Corp. (The)(c)	5,409	81,892
QuinStreet, Inc.(b)	6,613	101,377
Scholastic Corp.	2,302	101,841
Shenandoah Telecommunications Co.(c)	4,658	91,064
Shutterstock, Inc.(c)	1,699	127,884
TechTarget, Inc.(b)	2,008	99,456
Telephone & Data Systems, Inc.	8,520	113,912
Thryv Holdings, Inc.(b)	4,800	107,376
Yelp, Inc.(b)	3,041	95,822
		1,745,880
Consumer Discretionary-14.90%
Aaron’s Co., Inc. (The)	7,278	106,623
Abercrombie & Fitch Co., Class A(b)(c)	3,619	104,806
Academy Sports & Outdoors, Inc.(c)	1,569	91,661
Adtalem Global Education, Inc.(b)	2,262	86,363
American Axle & Manufacturing Holdings, Inc.(b)	9,144	81,107
American Eagle Outfitters, Inc.(c)	5,376	86,769
America’s Car-Mart, Inc.(b)	1,151	99,147
Asbury Automotive Group, Inc.(b)(c)	472	103,840
Bed Bath & Beyond, Inc.(b)(c)	27,608	77,855
Big Lots, Inc.(c)	5,143	84,139
BJ’s Restaurants, Inc.(b)(c)	2,860	90,290
Bloomin’ Brands, Inc.	3,950	95,787
Boot Barn Holdings, Inc.(b)	1,369	114,298
Brinker International, Inc.(b)(c)	2,423	95,612
Buckle, Inc. (The)	1,902	83,688
Caleres, Inc.	3,845	100,047
Cavco Industries, Inc.(b)	356	94,732
Century Communities, Inc.	1,683	103,000
Cheesecake Factory, Inc. (The)(c)	2,585	101,461
Chico’s FAS, Inc.(b)	15,104	79,598
Children’s Place, Inc. (The)(b)(c)	2,464	111,792
Chuy’s Holdings, Inc.(b)(c)	2,830	96,871
Dave & Buster’s Entertainment, Inc.(b)	2,460	106,641
Designer Brands, Inc., Class A	8,361	86,202
Dine Brands Global, Inc.	1,233	95,323
Dorman Products, Inc.(b)	984	95,507
El Pollo Loco Holdings, Inc.(c)	7,963	97,706
Ethan Allen Interiors, Inc.	3,250	93,405
frontdoor, inc.(b)(c)	3,845	104,507
Genesco, Inc.(b)	1,995	96,339
Gentherm, Inc.(b)	1,227	91,326
G-III Apparel Group Ltd.(b)	6,373	107,831
Golden Entertainment, Inc.(b)	2,087	82,436
Green Brick Partners, Inc.(b)	3,586	111,883
Group 1 Automotive, Inc.	447	95,591
Guess?, Inc.	4,111	95,252
Haverty Furniture Cos., Inc., (Acquired 12/18/2020 - 01/24/2023; Cost $87,374)(c)(d)	2,739	95,646
Hibbett, Inc.(c)	1,263	83,813
Installed Building Products, Inc.	976	107,448
	Shares	Value
Consumer Discretionary-(continued)
iRobot Corp.(b)	1,715	$77,175
Jack in the Box, Inc.	1,220	92,696
Kontoor Brands, Inc.(c)	2,037	97,287
La-Z-Boy, Inc.	3,574	101,609
LCI Industries(c)	879	98,641
Leslie’s, Inc.(b)(c)	7,056	109,297
LGI Homes, Inc.(b)(c)	888	101,099
M.D.C. Holdings, Inc.	2,686	101,423
M/I Homes, Inc.(b)	1,924	115,055
MarineMax, Inc.(b)(c)	2,618	81,813
Meritage Homes Corp.(b)	968	104,244
Mister Car Wash, Inc.(b)(c)	8,597	88,291
Monarch Casino & Resort, Inc.(b)(c)	1,049	80,374
Monro, Inc.(c)	1,766	89,889
Motorcar Parts of America, Inc.(b)	8,584	124,983
Movado Group, Inc.(c)	2,757	97,488
National Vision Holdings, Inc.(b)(c)	2,232	91,735
ODP Corp. (The)(b)	1,838	94,841
Oxford Industries, Inc.	847	99,285
Patrick Industries, Inc.	1,514	107,449
Perdoceo Education Corp.(b)	6,101	91,332
PetMed Express, Inc.(c)	4,531	97,326
Rent-A-Center, Inc.(c)	3,603	96,885
Ruth’s Hospitality Group, Inc.	5,116	88,558
Sally Beauty Holdings, Inc.(b)(c)	7,526	117,255
Shake Shack, Inc., Class A(b)(c)	1,810	102,953
Shoe Carnival, Inc.	3,597	98,234
Signet Jewelers Ltd.(c)	1,245	95,628
Six Flags Entertainment Corp.(b)(c)	3,999	107,373
Sleep Number Corp.(b)(c)	2,958	101,696
Sonic Automotive, Inc., Class A(c)	1,656	88,944
Sonos, Inc.(b)	4,779	88,125
Standard Motor Products, Inc.	2,353	95,202
Steven Madden Ltd.	2,582	92,565
Strategic Education, Inc.(c)	1,072	100,071
Stride, Inc.(b)(c)	2,623	112,605
Sturm Ruger & Co., Inc.	1,442	82,050
Tri Pointe Homes, Inc.(b)	4,653	102,785
Universal Electronics, Inc.(b)(c)	3,844	90,065
Urban Outfitters, Inc.(b)(c)	3,108	85,128
Vista Outdoor, Inc.(b)	3,135	92,012
Winnebago Industries, Inc.	1,540	98,067
Wolverine World Wide, Inc.	8,163	131,669
WW International, Inc.(b)	22,113	109,902
XPEL, Inc.(b)(c)(e)	1,378	104,824
Zumiez, Inc.(b)(c)	3,746	96,759
		8,259,029
Consumer Staples-4.61%
Andersons, Inc. (The)	2,408	88,566
B&G Foods, Inc.(c)	6,820	95,616
Calavo Growers, Inc.	2,517	80,670
Cal-Maine Foods, Inc.	1,462	83,656
Central Garden & Pet Co.(b)	430	18,034
Central Garden & Pet Co., Class A(b)	1,830	72,523
Chefs’ Warehouse, Inc. (The)(b)	2,591	99,054
Edgewell Personal Care Co.(c)	2,086	89,406
elf Beauty, Inc.(b)	1,580	90,929
Fresh Del Monte Produce, Inc.	3,174	90,776
Hain Celestial Group, Inc. (The)(b)(c)	4,878	100,097
Hostess Brands, Inc.(b)	3,446	79,706
Inter Parfums, Inc.	878	103,797
J&J Snack Foods Corp.	545	78,099
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
John B. Sanfilippo & Son, Inc.	1,040	$87,890
Medifast, Inc.	700	78,015
MGP Ingredients, Inc.	728	71,009
National Beverage Corp.(b)(c)	1,699	75,096
Nu Skin Enterprises, Inc., Class A	2,152	92,278
PriceSmart, Inc.	1,296	96,306
Seneca Foods Corp., Class A(b)	1,333	83,313
Simply Good Foods Co. (The)(b)(c)	2,249	81,639
SpartanNash Co.	2,666	84,459
Tootsie Roll Industries, Inc.(c)	1,921	85,926
TreeHouse Foods, Inc.(b)(c)	1,882	91,145
United Natural Foods, Inc.(b)(c)	2,207	91,855
Universal Corp.	1,550	84,273
USANA Health Sciences, Inc.(b)	1,649	96,368
Vector Group Ltd.	7,559	97,889
WD-40 Co.(c)	513	89,539
		2,557,929
Energy-4.86%
Archrock, Inc.	10,501	104,065
Bristow Group, Inc.(b)	3,676	112,265
Callon Petroleum Co.(b)	2,497	106,247
Civitas Resources, Inc.	1,515	100,823
CONSOL Energy, Inc.	1,241	71,767
Core Laboratories N.V.(c)	4,724	120,934
DMC Global, Inc.(b)	5,375	122,227
Dorian LPG Ltd.	4,599	91,290
Dril-Quip, Inc.(b)(c)	3,933	120,782
Green Plains, Inc.(b)	2,935	102,050
Helix Energy Solutions Group, Inc.(b)	14,739	116,880
Helmerich & Payne, Inc.	1,904	92,230
Nabors Industries Ltd.(b)	646	114,691
Oceaneering International, Inc.(b)	6,354	135,658
Oil States International, Inc.(b)	14,176	121,347
Par Pacific Holdings, Inc.(b)	4,385	117,211
Patterson-UTI Energy, Inc.	5,581	93,761
ProPetro Holding Corp.(b)	9,202	91,560
Ranger Oil Corp.(c)	2,409	101,178
REX American Resources Corp.(b)	2,929	95,837
RPC, Inc.	10,779	106,928
SM Energy Co.	2,453	80,630
Talos Energy, Inc.(b)	4,685	92,810
US Silica Holdings, Inc.(b)	7,492	91,702
Vital Energy, Inc.(b)(c)	1,690	95,113
World Fuel Services Corp.	3,235	91,551
		2,691,537
Financials-17.24%
Ambac Financial Group, Inc.(b)	5,340	88,964
American Equity Investment Life Holding Co.	2,137	101,828
Ameris Bancorp	1,693	79,842
AMERISAFE, Inc.	1,686	92,865
Apollo Commercial Real Estate Finance, Inc.(c)	7,337	89,291
ARMOUR Residential REIT, Inc.	14,412	90,507
Assured Guaranty Ltd.	1,350	84,510
Avantax, Inc.(b)	3,689	107,497
Axos Financial, Inc.(b)(c)	2,189	105,335
B. Riley Financial, Inc.(c)	1,965	83,964
Banc of California, Inc.	5,348	93,162
BancFirst Corp.	923	79,498
Bancorp, Inc. (The)(b)(c)	2,968	100,704
BankUnited, Inc.	2,437	91,729
Banner Corp.	1,286	83,371
	Shares	Value
Financials-(continued)
Berkshire Hills Bancorp, Inc.	2,801	$86,971
Bread Financial Holdings, Inc.	2,227	91,374
Brightsphere Investment Group, Inc.	4,388	102,899
Brookline Bancorp, Inc.	6,215	81,292
Capitol Federal Financial, Inc.	10,346	86,596
Central Pacific Financial Corp.	4,145	93,677
City Holding Co.(c)	902	85,501
Columbia Banking System, Inc.	2,759	85,281
Community Bank System, Inc.	1,381	79,698
Customers Bancorp, Inc.(b)	2,852	86,615
CVB Financial Corp.	3,160	76,535
Dime Community Bancshares, Inc.	2,624	78,248
Donnelley Financial Solutions, Inc.(b)(c)	2,309	105,313
Eagle Bancorp, Inc.	1,884	89,471
Ellington Financial, Inc.	6,257	85,909
Employers Holdings, Inc.	1,976	86,687
Encore Capital Group, Inc.(b)	1,733	96,563
Enova International, Inc.(b)	2,190	99,973
EZCORP, Inc., Class A(b)(c)	10,658	97,094
FB Financial Corp.	2,082	78,200
First Bancorp	6,122	82,341
First Bancorp/Southern Pines NC	1,842	73,404
First Commonwealth Financial Corp.	5,951	87,539
First Financial Bancorp	3,408	86,325
First Hawaiian, Inc.	3,434	94,229
Franklin BSP Realty Trust, Inc.	6,118	88,711
Genworth Financial, Inc., Class A(b)	17,144	94,635
Granite Point Mortgage Trust, Inc.(c)	12,826	85,678
Green Dot Corp., Class A(b)	4,680	84,614
Hanmi Financial Corp.	3,377	78,650
HCI Group, Inc.(c)	2,466	123,818
Heritage Financial Corp.	2,756	78,629
Hilltop Holdings, Inc.	2,955	96,629
HomeStreet, Inc.	3,038	83,758
Hope Bancorp, Inc.	6,441	83,024
Horace Mann Educators Corp.	2,276	81,048
Independent Bank Corp.	961	76,582
Independent Bank Group, Inc.	1,353	82,939
Invesco Mortgage Capital, Inc.(f)	6,537	96,029
James River Group Holdings Ltd.	3,798	86,063
KKR Real Estate Finance Trust, Inc.	5,465	87,057
Lakeland Financial Corp.(c)	1,141	80,680
LendingTree, Inc.(b)	4,060	161,020
Mercury General Corp.	2,382	85,109
Mr. Cooper Group, Inc.(b)	2,015	92,670
National Bank Holdings Corp., Class A	1,964	82,940
NBT Bancorp, Inc.	2,014	79,170
New York Mortgage Trust, Inc.	29,733	92,767
NMI Holdings, Inc., Class A(b)	4,327	100,516
Northfield Bancorp, Inc.	5,462	81,657
Northwest Bancshares, Inc.	5,937	83,949
OFG Bancorp	3,157	89,375
Pacific Premier Bancorp, Inc.	2,475	80,042
Palomar Holdings, Inc.(b)	1,640	83,820
Park National Corp.(c)	605	75,776
Pathward Financial, Inc.	2,027	100,580
PennyMac Mortgage Investment Trust(c)	5,780	88,145
Piper Sandler Cos.(c)	625	88,813
PRA Group, Inc.(b)(c)	2,522	101,485
Preferred Bank	1,177	83,720
ProAssurance Corp.	4,512	87,488
PROG Holdings, Inc.(b)(c)	4,821	107,460

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Provident Financial Services, Inc.	3,869	$90,767
Ready Capital Corp.(c)	6,618	87,556
Redwood Trust, Inc.	11,043	92,319
Renasant Corp.	2,133	75,892
S&T Bancorp, Inc.	2,415	87,858
Safety Insurance Group, Inc.	999	84,306
Seacoast Banking Corp. of Florida(c)	2,592	83,229
ServisFirst Bancshares, Inc.	1,166	79,498
Simmons First National Corp., Class A(c)	4,014	89,552
SiriusPoint Ltd. (Bermuda)(b)	13,827	104,947
Southside Bancshares, Inc.	2,434	92,200
Stellar Bancorp, Inc.	2,830	79,551
Stewart Information Services Corp.	1,984	94,776
StoneX Group, Inc.(b)	915	80,410
Tompkins Financial Corp.	1,066	80,302
Triumph Financial, Inc.(b)	1,517	84,542
Trupanion, Inc.(b)(c)	1,622	95,730
TrustCo Bank Corp.	2,249	80,762
Trustmark Corp.	2,428	70,703
Two Harbors Investment Corp.	5,259	94,346
United Community Banks, Inc.(c)	2,408	78,356
United Fire Group, Inc.	3,002	94,533
Universal Insurance Holdings, Inc.	7,592	96,722
Veritex Holdings, Inc.	2,889	81,325
Virtus Investment Partners, Inc.	444	95,407
Walker & Dunlop, Inc.	1,057	100,817
Westamerica Bancorporation	1,459	81,062
WisdomTree, Inc.(c)	16,022	92,287
World Acceptance Corp.(b)(c)	1,205	115,343
WSFS Financial Corp.	1,833	88,552
		9,559,498
Health Care-12.97%
AdaptHealth Corp.(b)	3,906	83,706
Addus HomeCare Corp.(b)	829	89,134
Agiliti, Inc.(b)(c)	5,146	94,944
AMN Healthcare Services, Inc.(b)	741	71,017
Amphastar Pharmaceuticals, Inc.(b)	2,997	90,689
AngioDynamics, Inc.(b)	6,969	90,736
ANI Pharmaceuticals, Inc.(b)	2,153	96,304
Anika Therapeutics, Inc.(b)	2,776	86,084
Apollo Medical Holdings, Inc.(b)(c)	2,969	105,815
Arcus Biosciences, Inc.(b)	2,798	60,521
Artivion, Inc.(b)	6,556	85,490
Avanos Medical, Inc.(b)	3,194	97,864
Avid Bioservices, Inc.(b)(c)	6,603	104,526
BioLife Solutions, Inc.(b)	4,399	103,113
Cara Therapeutics, Inc.(b)(c)	7,565	88,359
Cardiovascular Systems, Inc.(b)	6,353	88,561
Catalyst Pharmaceuticals, Inc.(b)	5,210	80,703
Coherus Biosciences, Inc.(b)(c)	12,311	104,397
Collegium Pharmaceutical, Inc.(b)(c)	3,898	109,456
Community Health Systems, Inc.(b)	23,834	124,413
Computer Programs and Systems, Inc.(b)	3,058	89,844
CONMED Corp.	937	89,727
Corcept Therapeutics, Inc.(b)	3,977	90,914
CorVel Corp.(b)	580	103,333
Cross Country Healthcare, Inc.(b)	2,803	77,783
Cutera, Inc.(b)(c)	1,768	61,579
Cytokinetics, Inc.(b)(c)	2,386	101,357
Dynavax Technologies Corp.(b)(c)	7,559	86,021
Eagle Pharmaceuticals, Inc.(b)(c)	2,751	93,369
Embecta Corp.(c)	2,663	70,277
	Shares	Value
Health Care-(continued)
Emergent BioSolutions, Inc.(b)	7,051	$93,003
Enanta Pharmaceuticals, Inc.(b)	2,039	108,842
Enhabit, Inc.(b)	6,139	94,295
Ensign Group, Inc. (The)	936	87,282
Fulgent Genetics, Inc.(b)(c)	2,496	84,315
Glaukos Corp.(b)(c)	1,871	91,773
Harmony Biosciences Holdings, Inc.(b)(c)	1,441	69,413
HealthStream, Inc.(b)	3,431	82,962
Heska Corp.(b)(c)	1,275	114,036
Innoviva, Inc.(b)(c)	6,359	80,441
Inogen, Inc.(b)	4,060	94,720
Integer Holdings Corp.(b)	1,171	77,064
Ironwood Pharmaceuticals, Inc.(b)	7,212	83,082
iTeos Therapeutics, Inc.(b)	4,314	90,163
LeMaitre Vascular, Inc.	1,831	86,387
Ligand Pharmaceuticals, Inc.(b)(c)	1,342	93,537
Merit Medical Systems, Inc.(b)	1,173	83,694
Mesa Laboratories, Inc.	492	95,714
ModivCare, Inc.(b)	940	100,824
Myriad Genetics, Inc.(b)	4,514	89,016
Nektar Therapeutics(b)	30,370	82,606
NeoGenomics, Inc.(b)	7,244	86,059
NextGen Healthcare, Inc.(b)	4,519	85,951
NuVasive, Inc.(b)	2,063	94,073
OmniAb, Inc.(b)(g)	329	0
OmniAb, Inc., Class A(b)(g)	329	0
OptimizeRx Corp.(b)(c)	4,592	82,426
OraSure Technologies, Inc.(b)	16,385	91,428
Organogenesis Holdings, Inc.(b)(c)	32,089	82,148
Orthofix Medical, Inc.(b)(c)	4,181	90,435
Owens & Minor, Inc.(c)	4,015	79,256
Pacira BioSciences, Inc.(b)	1,855	72,846
Pediatrix Medical Group, Inc.(b)(c)	5,445	83,581
Pennant Group, Inc. (The)(b)	8,487	109,822
Phibro Animal Health Corp., Class A	6,728	103,611
Prestige Consumer Healthcare, Inc.(b)	1,395	91,735
RadNet, Inc.(b)	4,264	89,757
REGENXBIO, Inc.(b)	3,926	91,122
Select Medical Holdings Corp.(c)	3,595	104,507
Simulations Plus, Inc.	2,204	90,673
Supernus Pharmaceuticals, Inc.(b)	2,415	99,039
SurModics, Inc.(b)	2,372	66,677
uniQure N.V. (Netherlands)(b)	3,813	81,026
US Physical Therapy, Inc.(c)	975	96,671
Vanda Pharmaceuticals, Inc.(b)	8,090	62,131
Varex Imaging Corp.(b)(c)	4,227	90,838
Veradigm, Inc.(b)	4,587	82,153
Vericel Corp.(b)	3,717	102,106
Vir Biotechnology, Inc.(b)(c)	3,360	99,288
Xencor, Inc.(b)	2,903	95,567
Zimvie, Inc.(b)	9,587	94,048
Zynex, Inc.(b)(c)	6,397	90,390
		7,192,569
Industrials-15.18%
3D Systems Corp.(b)(c)	9,184	99,738
AAON, Inc.	1,057	80,670
AAR Corp.(b)	1,880	96,707
ABM Industries, Inc.	1,872	87,816
Aerojet Rocketdyne Holdings, Inc.(b)	1,584	88,577
AeroVironment, Inc.(b)	1,035	92,084
Alamo Group, Inc.	585	91,535
Albany International Corp., Class A	844	94,655

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Allegiant Travel Co.(b)	1,175	$101,085
American Woodmark Corp.(b)	1,580	90,518
Apogee Enterprises, Inc.	1,864	87,310
Applied Industrial Technologies, Inc.	669	95,807
ArcBest Corp.	1,107	92,379
Arcosa, Inc.	1,449	85,882
Astec Industries, Inc.	2,040	90,046
Atlas Air Worldwide Holdings, Inc.(b)(c)	850	86,878
AZZ, Inc.	2,087	88,656
Barnes Group, Inc.	2,131	94,318
Boise Cascade Co.	1,189	89,139
Brady Corp., Class A	1,851	98,973
CIRCOR International, Inc.(b)(c)	3,283	90,775
Comfort Systems USA, Inc.	708	85,696
CoreCivic, Inc.(b)	7,250	77,140
Deluxe Corp.	4,942	98,791
DXP Enterprises, Inc.(b)	3,390	102,717
Encore Wire Corp.	606	97,827
Enerpac Tool Group Corp.	3,661	97,163
EnPro Industries, Inc.	775	93,829
ESCO Technologies, Inc.	948	93,321
Exponent, Inc.	832	85,313
Federal Signal Corp.	1,862	99,151
Forrester Research, Inc.(b)	2,443	90,538
Forward Air Corp.	803	86,604
Franklin Electric Co., Inc.	1,059	95,628
GEO Group, Inc. (The)(b)(c)	7,709	88,653
Gibraltar Industries, Inc.(b)	1,789	95,837
GMS, Inc.(b)(c)	1,582	93,844
Granite Construction, Inc.	2,380	101,340
Greenbrier Cos., Inc. (The)	2,405	74,363
Griffon Corp.	2,438	99,665
Harsco Corp.(b)(c)	12,413	98,559
Hawaiian Holdings, Inc.(b)	6,760	83,283
Healthcare Services Group, Inc.	6,598	88,875
Heartland Express, Inc.	5,265	88,557
Heidrick & Struggles International, Inc.	3,065	94,279
Hillenbrand, Inc.	1,708	80,037
HNI Corp.(c)	3,117	99,027
Hub Group, Inc., Class A(b)	1,088	92,774
Insteel Industries, Inc.	3,012	90,330
Interface, Inc.	8,185	93,145
John Bean Technologies Corp.	949	106,032
Kaman Corp.	4,062	102,444
KAR Auction Services, Inc.(b)(c)	6,359	92,587
Kelly Services, Inc., Class A	5,433	98,337
Korn Ferry	1,667	90,001
Lindsay Corp.	497	77,840
Liquidity Services, Inc.(b)	6,671	99,998
Marten Transport Ltd.	4,179	92,314
MasterBrand, Inc.(b)	9,988	91,890
Matson, Inc.	1,411	93,295
Matthews International Corp., Class A	2,759	102,193
MillerKnoll, Inc.(c)	4,513	107,770
Moog, Inc., Class A	999	95,225
Mueller Industries, Inc.	1,304	85,477
MYR Group, Inc.(b)	929	92,027
National Presto Industries, Inc.	1,223	93,694
NOW, Inc.(b)	7,291	102,366
NV5 Global, Inc.(b)(c)	596	79,441
Park Aerospace Corp.(c)	6,613	91,987
PGT Innovations, Inc.(b)	4,578	99,343
	Shares	Value
Industrials-(continued)
Pitney Bowes, Inc.	22,286	$96,053
Powell Industries, Inc.	2,391	94,923
Proto Labs, Inc.(b)(c)	3,408	104,285
Quanex Building Products Corp.	3,650	94,498
Resideo Technologies, Inc.(b)	5,377	103,400
Resources Connection, Inc.	4,475	77,283
RXO, Inc.(b)	4,607	84,400
SkyWest, Inc.(b)	4,680	97,157
SPX Technologies, Inc.(b)	1,282	96,163
Standex International Corp.	836	96,617
Sun Country Airlines Holdings, Inc.(b)(c)	4,633	86,498
Tennant Co.	1,365	95,727
Titan International, Inc.(b)	6,337	105,765
Trinity Industries, Inc.(c)	2,865	82,426
Triumph Group, Inc.(b)	7,238	82,441
TrueBlue, Inc.(b)	4,366	85,705
UFP Industries, Inc.	1,063	99,444
UniFirst Corp.	449	89,100
Veritiv Corp.	613	76,650
Viad Corp.(b)	2,990	88,354
Wabash National Corp.	3,559	91,680
		8,412,664
Information Technology-11.63%
8x8, Inc.(b)(c)	18,896	89,000
A10 Networks, Inc.	4,556	70,527
Adeia, Inc.	8,348	91,411
ADTRAN Holdings, Inc.	4,258	80,348
Advanced Energy Industries, Inc.	941	87,268
Agilysys, Inc.(b)	1,396	116,650
Alarm.com Holdings, Inc.(b)	1,689	90,530
Alpha & Omega Semiconductor Ltd.(b)(c)	2,665	87,838
Arlo Technologies, Inc.(b)	25,560	95,850
Avid Technology, Inc.(b)(c)	3,176	96,265
Axcelis Technologies, Inc.(b)	1,037	114,018
Badger Meter, Inc.	732	84,839
Benchmark Electronics, Inc.	3,047	85,286
Cerence, Inc.(b)(c)	4,705	115,367
CEVA, Inc.(b)(c)	3,174	105,123
Clearfield, Inc.(b)(c)	829	59,240
Cohu, Inc.(b)	2,448	88,324
Comtech Telecommunications Corp.	6,359	100,854
Consensus Cloud Solutions, Inc.(b)	1,517	89,154
Corsair Gaming, Inc.(b)(c)	5,670	89,189
CSG Systems International, Inc.	1,505	89,803
CTS Corp.	2,160	96,142
Digi International, Inc.(b)(c)	2,158	73,350
Digital Turbine, Inc.(b)	5,182	89,960
Diodes, Inc.(b)	982	87,585
DoubleVerify Holdings, Inc.(b)	3,359	91,331
Ebix, Inc.(c)	4,291	81,786
ePlus, Inc.(b)	1,881	93,636
EVERTEC, Inc.	2,683	99,110
Extreme Networks, Inc.(b)	4,312	77,745
Fabrinet (Thailand)(b)(c)	653	85,974
FARO Technologies, Inc.(b)(c)	2,697	74,114
FormFactor, Inc.(b)	3,609	101,557
Harmonic, Inc.(b)	6,296	82,918
Ichor Holdings Ltd.(b)	2,899	97,986
Insight Enterprises, Inc.(b)	854	96,263
InterDigital, Inc.(c)	1,722	120,454
Itron, Inc.(b)	1,626	93,446
Knowles Corp.(b)	5,164	99,304

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)(c)	1,807	$92,338
LivePerson, Inc.(b)(c)	7,157	92,182
LiveRamp Holdings, Inc.(b)	3,834	102,598
MaxLinear, Inc.(b)	2,426	99,951
Methode Electronics, Inc.	1,815	86,648
NETGEAR, Inc.(b)	4,116	82,197
NetScout Systems, Inc.(b)	2,448	78,581
OneSpan, Inc.(b)	6,873	94,916
Onto Innovation, Inc.(b)	1,122	88,245
OSI Systems, Inc.(b)	1,006	95,278
Payoneer Global, Inc.(b)	15,405	91,814
PC Connection, Inc.	1,671	81,929
PDF Solutions, Inc.(b)	2,840	90,255
Perficient, Inc.(b)	1,172	86,892
Photronics, Inc.(b)	4,655	84,349
Plexus Corp.(b)	800	76,792
Progress Software Corp.	1,645	87,251
Rambus, Inc.(b)	2,275	92,069
Rogers Corp.(b)	707	98,690
Sabre Corp.(b)(c)	14,020	95,476
Sanmina Corp.(b)	1,361	82,926
ScanSource, Inc.(b)	2,829	93,159
Semtech Corp.(b)(c)	2,899	95,754
SMART Global Holdings, Inc.(b)(c)	5,182	89,079
SPS Commerce, Inc.(b)	648	88,180
TTEC Holdings, Inc.	1,852	94,156
TTM Technologies, Inc.(b)	5,284	83,064
Ultra Clean Holdings, Inc.(b)	2,377	79,986
Unisys Corp.(b)	20,034	108,384
Veeco Instruments, Inc.(b)(c)	4,462	88,615
Viavi Solutions, Inc.(b)	8,011	90,524
Xperi, Inc.(b)	8,122	84,063
		6,445,886
Materials-5.57%
AdvanSix, Inc.	2,110	91,236
American Vanguard Corp.	3,822	86,339
Arconic Corp.(b)	3,861	90,772
ATI, Inc.(b)	2,881	104,840
Balchem Corp.	649	84,779
Carpenter Technology Corp.	2,163	104,451
Century Aluminum Co.(b)	11,012	123,775
Clearwater Paper Corp.(b)	2,170	83,784
Compass Minerals International, Inc.	1,993	92,993
FutureFuel Corp.	10,358	96,019
H.B. Fuller Co.	1,104	76,286
Hawkins, Inc.	2,113	82,407
Haynes International, Inc.	1,783	99,295
Innospec, Inc.	793	89,625
Kaiser Aluminum Corp.	1,063	93,034
Koppers Holdings, Inc.	2,763	95,627
Livent Corp.(b)(c)	3,574	92,638
Materion Corp.	1,025	92,506
Mativ Holdings, Inc., Class A	4,223	116,386
Mercer International, Inc. (Germany)	7,015	89,301
Minerals Technologies, Inc.	1,411	97,994
Myers Industries, Inc.	3,681	88,638
O-I Glass, Inc.(b)	5,305	102,121
Olympic Steel, Inc.	2,582	114,228
Quaker Chemical Corp.	486	95,679
Rayonier Advanced Materials, Inc.(b)	10,395	72,037
Stepan Co.	762	83,698
SunCoke Energy, Inc.	10,452	95,218
	Shares	Value
Materials-(continued)
Sylvamo Corp.	1,505	$71,533
TimkenSteel Corp.(b)(c)	4,800	94,416
Tredegar Corp.	7,873	95,500
Trinseo PLC	3,602	99,956
Warrior Met Coal, Inc.	2,406	91,139
		3,088,250
Real Estate-8.47%
Acadia Realty Trust	5,784	89,825
Agree Realty Corp.	1,192	88,959
Alexander & Baldwin, Inc.	4,332	86,727
American Assets Trust, Inc.	3,130	89,080
Anywhere Real Estate, Inc.(b)	12,148	103,015
Armada Hoffler Properties, Inc.	7,122	90,307
Brandywine Realty Trust	13,476	88,403
CareTrust REIT, Inc.	4,248	88,019
Centerspace	1,298	87,771
Chatham Lodging Trust	6,389	90,788
Community Healthcare Trust, Inc.	2,436	104,456
Cushman & Wakefield PLC(b)(c)	7,182	103,636
DiamondRock Hospitality Co.	9,355	90,089
Douglas Elliman, Inc.	21,673	100,996
Easterly Government Properties, Inc.	5,565	90,376
Elme Communities(c)	4,437	85,190
Essential Properties Realty Trust, Inc.	3,655	93,129
Four Corners Property Trust, Inc.	3,159	90,853
Franklin Street Properties Corp.	28,825	88,781
Getty Realty Corp.	2,558	93,188
Global Net Lease, Inc.	6,293	94,080
Hersha Hospitality Trust, Class A	8,932	82,174
Hudson Pacific Properties, Inc.	8,256	94,036
Industrial Logistics Properties Trust	23,458	103,450
Innovative Industrial Properties, Inc.(c)	759	68,143
iStar, Inc.	11,538	107,073
LTC Properties, Inc.	2,204	84,083
LXP Industrial Trust	8,038	92,839
Marcus & Millichap, Inc.(c)	2,444	88,571
NexPoint Residential Trust, Inc.	1,829	92,364
Office Properties Income Trust	5,947	102,050
Orion Office REIT, Inc.(c)	9,335	90,083
Outfront Media, Inc.	5,038	100,256
RE/MAX Holdings, Inc., Class A	4,237	96,646
Retail Opportunity Investments Corp.	5,441	86,131
RPT Realty, (Acquired 04/11/2018 - 01/24/2023; Cost $95,526)(d)	7,824	81,995
Safehold, Inc.(c)	3,070	107,327
Saul Centers, Inc.	2,065	88,403
Service Properties Trust	10,818	96,388
SITE Centers Corp.(c)	6,408	87,469
St. Joe Co. (The)(c)	2,330	109,743
Summit Hotel Properties, Inc.	10,765	91,718
Sunstone Hotel Investors, Inc.(c)	8,223	90,371
Tanger Factory Outlet Centers, Inc.	4,578	87,486
Uniti Group, Inc.	14,316	94,342
Universal Health Realty Income Trust(c)	1,656	90,765
Urban Edge Properties(c)	5,627	88,625
Urstadt Biddle Properties, Inc., Class A	4,611	86,595
Veris Residential, Inc.(b)	5,299	91,673
Whitestone REIT	8,767	91,264
Xenia Hotels & Resorts, Inc.	5,599	83,425
		4,693,156

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-1.37%
American States Water Co.	878	$82,681
Avista Corp.	2,009	80,159
California Water Service Group	1,337	81,784
Chesapeake Utilities Corp.	714	90,021
Middlesex Water Co.	928	77,822
Northwest Natural Holding Co.	1,781	89,299
SJW Group	1,077	83,371
South Jersey Industries, Inc.	2,420	87,338
Unitil Corp.	1,646	85,872
		758,347
Total Common Stocks & Other Equity Interests (Cost $60,477,911)		55,404,745
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(h) (Cost $18,146)	18,146	18,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $60,496,057)		55,422,891
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.27%
Invesco Private Government Fund, 4.36%(f)(h)(i)	3,146,174	$3,146,174
Invesco Private Prime Fund, 4.59%(f)(h)(i)	8,089,134	8,091,560
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,237,038)		11,237,734
TOTAL INVESTMENTS IN SECURITIES-120.25% (Cost $71,733,095)		66,660,625
OTHER ASSETS LESS LIABILITIES-(20.25)%		(11,227,026)
NET ASSETS-100.00%		$55,433,599

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Restricted security. The aggregate value of these securities at January 31, 2023 was $177,641, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$85,792	$38,762	$(23,339)	$2,227	$(7,413)	$96,029	$12,808
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	25,492	1,523,914	(1,531,260)	-	-	18,146	457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,207,827	13,833,065	(15,894,718)	-	-	3,146,174	73,100*
Invesco Private Prime Fund	12,146,569	30,871,527	(34,929,276)	(453)	3,193	8,091,560	200,053*
Total	$17,465,680	$46,267,268	$(52,378,593)	$1,774	$(4,220)	$11,351,909	$286,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,347,613,406	$-	$-	$36,347,613,406
Money Market Funds	1,740,553	1,888,095,721	-	1,889,836,274
Total Investments	$36,349,353,959	$1,888,095,721	$-	$38,237,449,680
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,209,054	$-	$-	$49,209,054
Money Market Funds	-	3,245,794	-	3,245,794
Total Investments	$49,209,054	$3,245,794	$-	$52,454,848
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$622,736,638	$-	$-	$622,736,638
Money Market Funds	-	70,547,490	-	70,547,490
Total Investments	$622,736,638	$70,547,490	$-	$693,284,128
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$741,630,168	$-	$-	$741,630,168
Money Market Funds	247,859	13,487,802	-	13,735,661
Total Investments	$741,878,027	$13,487,802	$-	$755,365,829
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$605,635,648	$-	$-	$605,635,648
Money Market Funds	331,712	7,471,251	-	7,802,963
Total Investments	$605,967,360	$7,471,251	$-	$613,438,611

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$439,181,376	$-	$-	$439,181,376
Money Market Funds	48,615	24,327,215	-	24,375,830
Total Investments	$439,229,991	$24,327,215	$-	$463,557,206
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,014,022,895	$-	$-	$1,014,022,895
Money Market Funds	58,749	22,552,381	-	22,611,130
Total Investments	$1,014,081,644	$22,552,381	$-	$1,036,634,025
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$348,263,495	$-	$-	$348,263,495
Money Market Funds	44,679	24,021,649	-	24,066,328
Total Investments	$348,308,174	$24,021,649	$-	$372,329,823
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$395,700,376	$-	$-	$395,700,376
Money Market Funds	167,993	26,902,380	-	27,070,373
Total Investments	$395,868,369	$26,902,380	$-	$422,770,749
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,710,145	$-	$-	$104,710,145
Money Market Funds	1,686	3,300,962	-	3,302,648
Total Investments	$104,711,831	$3,300,962	$-	$108,012,793
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,331,219,658	$-	$-	$2,331,219,658
Money Market Funds	1,214,428	109,494,863	-	110,709,291
Total Investments	$2,332,434,086	$109,494,863	$-	$2,441,928,949
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$433,265,850	$-	$-	$433,265,850
Money Market Funds	330,916	8,725,616	-	9,056,532
Total Investments	$433,596,766	$8,725,616	$-	$442,322,382
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$181,850,038	$-	$-	$181,850,038
Money Market Funds	59,244	41,279,650	-	41,338,894
Total Investments	$181,909,282	$41,279,650	$-	$223,188,932
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,404,745	$-	$0	$55,404,745
Money Market Funds	18,146	11,237,734	-	11,255,880
Total Investments	$55,422,891	$11,237,734	$0	$66,660,625